Annual Report

    BALANCED
    FUND

    DECEMBER 31, 2002


    [LOGO]


T. ROWE PRICE(R)

     REPORT HIGHLIGHTS

     Balanced Fund

..    U.S. and international stocks fell in the 6- and 12-month periods ended
     December 31, but bonds rose strongly in both periods.

..    The fund fared slightly better than its Lipper peer group in the last six months. For the full year, the fund comfortably outperformed several benchmarks.

..    We raised our stock exposure and trimmed our bond positions because we believe that stocks will outperform bonds as the economy strengthens in 2003.

..    Stock valuations in many markets are attractive, and corporate profits are improving, but uncertainties remain, and a fixed-income portfolio component should provide ballast for those seeking long-term capital growth from stocks.

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

FELLOW SHAREHOLDERS

U.S. equities fell in the 6- and 12-month periods ended December 31, 2002, amid soft economic conditions, anemic corporate earnings growth, and several high-profile cases of corporate malfeasance. High-quality bonds rose strongly in both periods, as investors sought relative safety in fixed-income securities and pushed interest rates to historic lows by early October. Stocks in developed foreign markets fared worse than their domestic counterparts in the last six months but outperformed in dollar terms for the full year.

Your fund returned -4.58% and -8.54% in the 6- and 12-month periods ended December 31, 2002, respectively. The fund fared slightly better than the Lipper Balanced Funds Index in the second half of the year, as shown in the table, but slightly trailed the other benchmarks. For the full year, the fund comfortably outperformed all three indexes.

In the last six months, our exposure to international equities--which fared worse than U.S. stocks--hurt our relative performance. In addition, heavy exposure to corporate bonds, which continued to struggle, limited our bond market gains. However, in the domestic stock portfolio, our bias toward value stocks--which outperformed their growth counterparts--helped our results. For the full year, relative performance benefited from our foreign equity exposure and our value tilt in the U.S. stock portfolio, but results were hindered slightly by corporate and mortgage-backed securities, which were less robust than Treasuries.

PERFORMANCE COMPARISON

Periods Ended 12/31/02        6 Months   12 Months
--------------------------------------------------
Balanced Fund                  -4.58%      -8.54%
--------------------------------------------------
Merrill Lynch-Wilshire
Capital Market Index           -3.69       -9.85
--------------------------------------------------
Lipper Balanced Funds Index    -4.94      -10.69
--------------------------------------------------
Combined Index Portfolio*      -3.98       -9.10
--------------------------------------------------

 *An unmanaged portfolio of 50% domestic stocks (S&P 500 Stock Index), 40% bonds
  (Lehman Brothers U.S. Aggregate Index), and 10% international stocks (MSCI EAFE Index).

MARKET ENVIRONMENT

         One year ago, the consumer-driven U.S. economy--supported by tax cuts, zero-percent auto financing, and vigorous mortgage refinancing activity--was beginning to recover from the 2001 recession, and investors hoped for a continuation of the rally that started a few weeks after the September 11 terrorist attacks. As the year progressed, however, it became clear that business investment spending would stay restrained and corporate profits would remain under pressure. The business outlook became cloudier as fears of a U.S. military conflict with Iraq and concerns about North Korea's nuclear weapons program ignited gold and oil prices, pressured the U.S. dollar versus other currencies, and increased economic and stock market uncertainty. As a result, equity investors flocked to the relative safety of fixed-income securities, which sent interest rates plunging to historic levels and stock prices to multi-year lows by early October. At its nadir, the S&P 500 Index was down more than 47% from its March 2000 high, while the tech-heavy Nasdaq Composite Index was down nearly 78% from its peak.

INTEREST RATE LEVELS

                                    [GRAPH]

                                                                    90-Day
               10-Year Treasury Note       5-Year Treasury Note     Treasury Bill
        12/31/2001                    5.05                     4.30              1.72
                                      5.03                     4.37              1.75
                                      4.88                     4.19              1.75
        03/31/2002                    5.40                     4.84              1.78
                                      5.09                     4.41              1.76
                                      5.04                     4.35              1.72
        06/30/2002                    4.80                     4.03              1.68
                                      4.46                     3.45              1.69
                                      4.14                     3.22              1.67
        09/30/2002                    3.59                     2.56              1.55
                                      3.89                     2.73              1.45
                                      4.21                     3.27              1.21
        12/31/2002                    3.81                     2.73              1.19

         Stocks rebounded partially from depressed levels in the fourth quarter, led by the beleaguered technology and telecommunications industries, as several factors encouraged renewed interest in equities, such as attractive valuations, signs of stabilizing or improving earnings at some corporations, and hopes for a new round of fiscal stimulus in 2003. Also, the Federal Reserve, recognizing that the economy was stuck in a rut, reduced the fed funds target rate from 1.75% (where it had been since December 2001) to 1.25% on November 6. However, the rally faded in December, and stocks finished their third consecutive year with losses--the first time that has happened since the 1939-1941 period. The S&P 500 Index, a broad measure of large-cap U.S. stocks, returned -10.30% in the last six months and -22.10% for the entire year.

         Growth stocks fared slightly better than their value counterparts in the last six months, but for the year, value decisively outpaced growth.

       With value stocks no longer undervalued (as they were when technology stocks were soaring in early 2000) and growth stocks well below premium levels, it appears that growth and value stocks are at or near equilibrium: neither category has a clear advantage over the other in terms of valuation or earnings potential.

       What was bad for stocks last year was good for bonds with high credit quality. Treasuries soared throughout 2002, but longer-term securities fared best. Mortgage-backed securities posted good returns but were held back by the tsunami of refinancings stemming from the precipitous drop in mortgage rates. Corporate bonds also trailed Treasuries, especially high-yield securities, as investors were wary of the corporate sector due to the struggling economic recovery, as well as several large bankruptcies and astonishing cases of accounting fraud. The Lehman Brothers U.S. Aggregate Index, a broad measure of the investment-grade domestic bond market, returned 6.23% in the last six months and 10.25% for the year.

       Foreign stocks fell in 2002, though a weaker U.S. dollar helped them outperform in dollar terms for the year. European shares moved in tandem with their U.S. counterparts, while Japanese stocks plunged to 19-year lows. Latin American equities tumbled, but stocks in emerging Asian and European countries posted only minor losses. The MSCI EAFE Index, a broad measure of stock performance in Europe, Australasia, and the Far East, returned -14.48% in the second half of the year and -15.66% in the last 12 months.

ASSET ALLOCATION STRATEGY

       Given the dramatic decline in interest rates in 2002 and the increasing likelihood of stronger global economic growth in 2003, we raised our stock exposure in the last six months from 59% to 62%--a slight over-weighting--and trimmed our bond positions from 40% to 36% of assets. We believe that stocks will outperform bonds as economic growth accelerates and interest rates rebound from 40-year lows.

SECURITY DIVERSIFICATION

         [GRAPH]

Mortgage-Backed Securities                   5%
Treasury and Agency Bonds                   11%
International Stocks                        14%
Reserves                                     2%
Domestic Stocks                             48%
Corporate Bonds                             20%

Based on net assets as of 12/31/02.

       Domestic stocks increased from 46% to 48% of assets and international from 13% to 14%, while our corporate bond commitment dropped from 22% to 20% and Treasury/government agency bonds from 13% to 11%. Mortgage-backed securities remained steady at 5% of assets.

PORTFOLIO REVIEW

       Domestic Stocks Although all sectors declined in the second half of 2002, telecommunications stocks held up very well on a relative basis. Wireless companies contributed the most to our six-month performance, but we took advantage of the bounce to reduce our exposure to them. Regional phone companies Verizon Communications and SBC Communications also rose sharply after valuations slipped to cheap levels that were hard to ignore. An additional boost was news that President Bush would propose eliminating double taxation of stock dividends. (Presently, corporations pay taxes on their income before using it to pay dividends, then investors pay taxes on the dividend income they receive, even if it is reinvested in additional shares.) These phone companies have high dividend yields and would likely benefit from the elimination of double taxation.

       Health care stocks outperformed all other sectors and posted only modest losses in the last six months. Pharmaceutical stocks, which account for approximately one-tenth of the entire equity portfolio, produced mixed results: Eli Lilly, Johnson & Johnson, Merck, and Pharmacia posted gains, but Pfizer (which is expected to acquire Pharmacia in the first quarter of 2003) and Wyeth lost ground. Pharmaceuticals also benefited from the potential elimination of double taxation on dividends, as well as several FDA approvals for significant new drugs and Republican victories in Congress. (Republicans, including new Senate majority leader Bill Frist, who is also a heart surgeon, are supportive of the health care industry.)

       In the information technology sector, software company Adobe Systems performed very well since we added it to the portfolio in early September. IBM also posted solid second-half results, as the recurring revenue generated from long-term contracts in its services business has kept the company healthy during this tough macroeconomic environment. In contrast, other companies focused exclusively on computer hardware have struggled.

       On the downside, consumer stocks fared poorly. Specialty retail stocks floundered, and shares of Home Depot fell after the company failed to meet lowered sales expectations. Sears and McDonald's were two other disappointing consumer names.

       In the materials sector, metals and mining stocks performed poorly, led by Alcoa and Phelps Dodge. The latter improved somewhat at year-end as gold prices approached six-year highs. The worst-performing sector in the last six months of 2002 was the energy segment, paced by falling oil and gas stocks. Even though oil surged above $30 per barrel, BP and Amerada Hess reduced their production growth targets, which dampened investor demand for these companies.

       In the last six months, we added several companies to the portfolio, including Potash Corp./Saskatchewan, Sysco, Adobe Systems, and TXU (Texas Utilities). Potash, the world's largest maker of fertilizer products, offered an attractive valuation, a strong balance sheet, and a solid management team. Sysco, one of the largest food distributors in North America, featured healthy sales growth combined with continuing operational efficiency improvements. Adobe Systems is a dominant graphic design and imaging software company with high operating margins and no debt. TXU was added back to the portfolio in November after falling considerably in prior months. On the sell side, we eliminated a number of smaller equity holdings, such as struggling technology and telecom companies EMC, Lucent Technologies, AT&T Wireless, and SprintPCS, when these sectors rebounded late in the year.

       International Stocks

       International stocks lagged their U.S. counterparts in the last six months. Within Europe, major economies stagnated with the exception of the U.K. The European Central Bank lowered interest rates in December, following the Federal Reserve's lead, as worsening economic factors outweighed inflation fears. Our foreign energy holdings held up well, particularly Spanish oil firm Cia Espanola de Petroleos. Several of our telecommunication services holdings also helped the portfolio as the industry benefited from improved revenue prospects and fiscal discipline. Tele2 in Sweden and U.K.-based Vodafone Group, the world's largest wireless services provider, were both strong performers. In contrast, industrials were our worst performers, especially U.K.-based Brambles, the world's largest supplier of pallets, whose shares dropped amid competition concerns and a profit warning. RMC, a U.K. materials supplier, also suffered following construction slowdowns in the U.S.

and Europe. Portfolio changes within Europe included the additions of Norwegian oil major Statoil and Italian insurance firm RAS. We eliminated Christian Dior and TDC, among others.

Japan fared worst among major markets in the last six months amid weak economic data and confusing government signals about resolving its banking crisis. However, our holdings performed better than the market. Toyota Motor gained on rising market share and better-than-expected industry sales, while a strong earnings outlook and a growing dividend helped Canon outperform. We did not escape the large financial sector downgrades, with mega-bank Mizuho Holdings and consumer finance company Aiful among our Japanese stocks that disappointed the most. Over the period, we added Bank of Yokohama, a well-run regional bank, and Mitsubishi Heavy Industries based on valuation.

Among other regions, the Pacific Rim (excluding Japan) held up the best. Australian construction material supplier Boral Limited, which we added to the fund in the first half of the year, rose strongly. Also in Australia, we added Macquarie Bank, a high-quality investment bank that should benefit from economic recovery. In Singapore, we eliminated Oversea-Chinese Banking after disappointing performance. In Latin America, we maintained our modest holdings in Brazil through the presidential election of Workers Party candidate "Lula" da Silva in the belief that the market was overly discounting potential negative effects of his election, a belief that has thus far borne out as the Brazilian market has recovered nicely since October. Holdings in Mexican tele-com giant Telefonos de Mexico (Telmex) and American depository receipts (ADRs) of Chile's largest bank Banco Santander performed well over the period.

Domestic Bonds
Our bond portfolio, representing 36% of assets at year-end, contributed positively to fund performance last year. In the second half of 2002, our exposure to long-term Treasuries, which are very sensitive to interest rate fluctuations, was very beneficial. However, underweighting Treasuries limited our gains. Corporate bonds rallied strongly as the stock market rebounded in November; our positions recouped many of their losses from earlier in the period. On the downside, our mortgage holdings were hampered by vigorous refinancing activity prompted by record low interest rates. Our high-yield allocation was a slight negative, but our holdings--which tend to represent the higher-quality tiers of the junk bond market--performed better than the high-yield market as a whole.

     As mentioned earlier, we shifted assets from corporate, Treasury, and agency bonds to stocks in the last six months. Interest rates are unlikely to fall much more; on the contrary, the prospect of stronger economic growth in the new year brings with it the likelihood that rates will rise and that bond returns will be less robust than in 2002. We maintained our 5% allocation to mortgage-backed securities because they yield more than comparable Treasuries and should outperform if rates rise. The weighted average quality of our bond portfolio remained steady at A+ in the last six months; the duration (a measure of interest rate sensitivity) and weighted average maturity edged slightly higher.

BOND PORTFOLIO PROFILE

Weighted Average Effective Duration (years)    5.56
---------------------------------------------------
Weighted Average Maturity (years)              9.84
---------------------------------------------------
Weighted Average Quality*                        A+
---------------------------------------------------
*Based on T. Rowe Price research.

OUTLOOK

     It's not surprising that stocks around the world have fallen for three consecutive years. Major events during that period--from recession to terrorism to corporate malfeasance--have clearly disrupted the healthy economic and stock market environment of the 1990s and forced the decline of equity valuations to reflect a great deal of uncertainty about the future.

     Despite the abundance of negative news, we are optimistic about long-term economic and market prospects. Although global growth may be subdued in 2003, stock valuations in many markets are attractive, corporate profits are improving, inventories are lean, and balance sheets are generally strong. In addition, regulators and corporate boards of directors are taking strong positions to align the interests of shareholders and executives running companies, a trend that will help rebuild investor confidence in the stock market. Finally, the Federal Reserve is likely to keep short-term rates low until clear signs of sustained recovery are evident.

     After three years of underperformance, stocks are likely to outperform bonds this year, especially shares of well-managed companies with strong franchises that can achieve sustainable growth. However, mounting geopolitical tensions with Iraq and North Korea, threats of terrorism, and general economic uncertainty could continue to restrain spending, production, and employment, which could cap the equity markets and continue to lend support to the bond market. This underscores the value of a fixed-income portfolio component as ballast for those seeking long-term capital growth from stocks.

     Respectfully submitted,

     /s/ Richard T. Whitney

     Richard T. Whitney
     President of the fund and chairman of its Investment Advisory Committee

     January 22, 2003

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE BALANCED FUND

PORTFOLIO HIGHLIGHTS

LARGEST HOLDINGS

                                     Percent of
                                     Net Assets
                                       12/31/02

Stocks
-----------------------------------------------
Exxon Mobil                                 1.4%
-----------------------------------------------
Pfizer                                      1.4
-----------------------------------------------
GE                                          1.3
-----------------------------------------------
Citigroup                                   1.2
-----------------------------------------------
American International Group                1.0
-----------------------------------------------
Wal-Mart                                    1.0
-----------------------------------------------
Verizon Communications                      1.0
-----------------------------------------------
Bank of America                             0.9
-----------------------------------------------
Microsoft                                   0.9
-----------------------------------------------
PepsiCo                                     0.8
-----------------------------------------------
Total                                      10.9%

                                     Percent of
                                     Net Assets
                                       12/31/02

Bonds
-----------------------------------------------
U. S. Treasury                              6.7%
-----------------------------------------------
Fannie Mae                                  4.4
-----------------------------------------------
Ginnie Mae                                  2.8
-----------------------------------------------
Federal Home Loans                          0.8
-----------------------------------------------
Freddie Mac                                 0.6
-----------------------------------------------
Province of Manitoba                        0.4
-----------------------------------------------
J.P. Morgan Chase Comm Mtg                  0.4
-----------------------------------------------
Coca-Cola Bottling                          0.4
-----------------------------------------------
Anheuser-Busch                              0.3
-----------------------------------------------
Kimberly-Clark                              0.3
-----------------------------------------------
Total                                      17.1%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

     BALANCED FUND
     ---------------------------------------------------------------------------

                                     [GRAPH]

      Combined Index
      Portfolio* Index         Merrill Lynch-Wilshire
      Portfolio*               Capital Market Index         Balanced Fund
Dec-92                   $10,000                 $10,000          $10,000
Dec-93                   $11,223                 $11,078          $11,335
Dec-94                   $11,262                 $10,932          $11,102
Dec-95                   $14,309                 $14,003          $13,864
Dec-96                   $16,216                 $15,934          $15,885
Dec-97                   $19,529                 $19,602          $18,898
Dec-98                   $23,476                 $23,218          $21,916
Dec-99                   $26,433                 $26,939          $24,165
Dec-00                   $26,030                 $25,509          $24,669
Dec-01                   $24,786                 $24,181          $23,688
Dec-02                   $22,532                 $21,798          $21,664

     *An unmanaged portfolio of 50% domestic stocks (S&P 500 Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 10% international stocks (MSCI EAFE Index)

AVERAGE ANNUAL COMPOUND TOTAL RETURN

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

       Periods Ended 12/31/02              1 Year   3 Years   5 Years   10 Years
       -------------------------------------------------------------------------
       Balanced Fund                       -8.54%    -3.58%     2.77%      8.04%
       -------------------------------------------------------------------------

       Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                         Year
                                        Ended
                                     12/31/02      12/31/01       12/31/00       12/31/99        12/31/98
NET ASSET VALUE
Beginning of period                  $  17.49       $ 19.17        $ 19.69        $ 18.59       $   16.54
                                     ---------------------------------------------------------------------
Investment activities
   Net investment income (loss)          0.47          0.51           0.54           0.53            0.53
   Net realized and
   unrealized gain (loss)               (1.95)        (1.29)         (0.13)          1.34            2.08
                                     ---------------------------------------------------------------------
   Total from
   investment activities                (1.48)        (0.78)          0.41           1.87            2.61
                                     ---------------------------------------------------------------------
Distributions
   Net investment income                (0.47)        (0.52)         (0.53)         (0.54)          (0.52)
   Net realized gain                    (0.03)        (0.38)         (0.40)         (0.23)          (0.04)
                                     ---------------------------------------------------------------------
   Total distributions                  (0.50)        (0.90)         (0.93)         (0.77)          (0.56)
                                     ---------------------------------------------------------------------
NET ASSET VALUE
End of period                        $  15.51       $ 17.49        $ 19.17        $ 19.69       $   18.59
                                     ---------------------------------------------------------------------

Ratios/Supplemental Data
Total return/\                          (8.54)%       (3.98)%         2.09%         10.26%          15.97%
----------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                       0.79%         0.83%          0.79%          0.79%           0.78%
----------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                               2.88%         2.84%          2.75%          2.80%           3.04%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  49.1%         36.0%          16.5%          20.7%           12.5%
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                        $  1,582       $ 1,791        $ 1,896        $ 2,091       $   1,650
----------------------------------------------------------------------------------------------------------

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                               December 31, 2002

PORTFOLIO OF INVESTMENTS                        Shares/Par                 Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS & WARRANTS 61.2%

CONSUMER DISCRETIONARY 8.2%

Auto Components 0.1%
Denso (JPY)                                         59,300               $   972
--------------------------------------------------------------------------------
Safelite Glass, Class B *@                           3,226                     0
--------------------------------------------------------------------------------
Safelite Realty *@                                     218                     0
--------------------------------------------------------------------------------
Safelite Glass, Class A, Warrants *@                 7,906                     0
--------------------------------------------------------------------------------
Safelite Glass, Class B, Warrants *@                 5,270                     0
--------------------------------------------------------------------------------
                                                                             972
                                                                         -------
Automobiles 1.0%
Ford Motor (S)                                     334,643                 3,112
--------------------------------------------------------------------------------
GM                                                  95,700                 3,528
--------------------------------------------------------------------------------
Honda Motor ADR (S)                                120,400                 2,174
--------------------------------------------------------------------------------
Peugeot (EUR)                                       23,000                   937
--------------------------------------------------------------------------------
Toyota Motor (JPY)                                 143,900                 3,865
--------------------------------------------------------------------------------
Volkswagen (EUR) (S)                                52,910                 1,928
--------------------------------------------------------------------------------
                                                                          15,544
                                                                         -------

Distributors 0.2%
Genuine Parts                                       81,975                 2,525
--------------------------------------------------------------------------------
                                                                           2,525
                                                                         -------
Hotels, Restaurants & Leisure 0.4%
Carnival                                            50,000                 1,247
--------------------------------------------------------------------------------
Enterprise Inns (GBP)                               56,390                   518
--------------------------------------------------------------------------------
Hilton Group (GBP)                                 222,465                   598
--------------------------------------------------------------------------------
McDonald's                                         156,200                 2,512
--------------------------------------------------------------------------------
Mikohn Gaming, 144A *                                  250                     0
--------------------------------------------------------------------------------
Whitbread (GBP)                                    130,000                 1,132
--------------------------------------------------------------------------------
                                                                           6,007
                                                                         -------
Household Durables 0.4%
Black & Decker                                      36,000                 1,544
--------------------------------------------------------------------------------
Fortune Brands                                      40,000                 1,860
--------------------------------------------------------------------------------
Matsushita Electric Industrial (JPY)               119,000                 1,172
--------------------------------------------------------------------------------
Sony (JPY)                                          42,800                 1,788
--------------------------------------------------------------------------------
Thomson (EUR) *(S)                                  21,939                   374
--------------------------------------------------------------------------------
                                                                           6,738
                                                                         -------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Internet & Catalog Retail 0.2%
USA Interactive *(S)                                     118,000        $  2,705
--------------------------------------------------------------------------------
                                                                           2,705
                                                                        --------
Media 2.9%
AOL Time Warner *                                        289,550           3,793
--------------------------------------------------------------------------------
Clear Channel Communications *                            20,000             746
--------------------------------------------------------------------------------
Comcast, Class A *                                       342,842           8,081
--------------------------------------------------------------------------------
Cox Communications, Class A *(S)                          50,000           1,420
--------------------------------------------------------------------------------
Disney                                                   362,617           5,914
--------------------------------------------------------------------------------
Gannett                                                   27,600           1,982
--------------------------------------------------------------------------------
McGraw-Hill                                               71,800           4,340
--------------------------------------------------------------------------------
News Corporation (AUD)                                    10,804              70
--------------------------------------------------------------------------------
News Corporation ADR                                      35,000             919
--------------------------------------------------------------------------------
Omnicom                                                   26,800           1,731
--------------------------------------------------------------------------------
Publicis Groupe (EUR)                                     57,866           1,226
--------------------------------------------------------------------------------
Reader's Digest, Class A                                  35,000             528
--------------------------------------------------------------------------------
Reed Elsevier (EUR)                                       87,640           1,071
--------------------------------------------------------------------------------
Reed Elsevier (GBP)                                      343,498           2,941
--------------------------------------------------------------------------------
Singapore Press (SGD)                                     45,000             472
--------------------------------------------------------------------------------
Tribune                                                   40,000           1,818
--------------------------------------------------------------------------------
TV Azteca (MXN) (S)                                    1,041,200             305
--------------------------------------------------------------------------------
Viacom, Class A *                                          9,000             367
--------------------------------------------------------------------------------
Viacom, Class B *                                        206,895           8,433
--------------------------------------------------------------------------------
                                                                          46,157
                                                                        --------
Multiline Retail 2.0%
Costco Wholesale *                                       119,100           3,342
--------------------------------------------------------------------------------
May Department Stores                                     77,100           1,772
--------------------------------------------------------------------------------
Pinault Printemps Redoute (EUR)                           10,000             735
--------------------------------------------------------------------------------
Sears                                                     40,000             958
--------------------------------------------------------------------------------
Target                                                   272,400           8,172
--------------------------------------------------------------------------------
Wal-Mart                                                 312,200          15,769
--------------------------------------------------------------------------------
Wal-Mart de Mexico (MXN)                                 340,200             777
--------------------------------------------------------------------------------
                                                                          31,525
                                                                        --------
Specialty Retail 0.9%
CarMax *(S)                                               53,923             964
--------------------------------------------------------------------------------
Circuit City Stores                                      171,800           1,275
--------------------------------------------------------------------------------
GAP (S)                                                  207,300           3,217
--------------------------------------------------------------------------------
Home Depot                                               198,000           4,744
--------------------------------------------------------------------------------
Radio Shack (S)                                           80,000           1,499
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Staples *                                                 53,155        $    973
--------------------------------------------------------------------------------
TJX                                                       92,000           1,796
--------------------------------------------------------------------------------
Toys "R" Us *                                             64,380             644
--------------------------------------------------------------------------------
                                                                          15,112

Textiles, Apparel, & Luxury Goods 0.1%
Adidas-Salomon (EUR)                                      10,368             895
--------------------------------------------------------------------------------
Yue Yuen Industrial (HKD)                                342,000           1,114
--------------------------------------------------------------------------------
                                                                           2,009
                                                                        --------
Total Consumer Discretionary                                             129,294
                                                                        --------
CONSUMER STAPLES 4.4%

Beverages 1.5%
Allied Domecq (GBP)                                      188,234           1,203
--------------------------------------------------------------------------------
Anheuser-Busch                                            98,100           4,748
--------------------------------------------------------------------------------
Coca-Cola                                                103,300           4,526
--------------------------------------------------------------------------------
Femsa Units
   (Represents 1 Series B and
   4 Series D shares) (MXN)                              193,300             704
--------------------------------------------------------------------------------
PepsiCo                                                  304,400          12,852
--------------------------------------------------------------------------------
                                                                          24,033
                                                                        --------
Food & Drug Retailing 0.9%
Carrefour (EUR)                                           36,693           1,633
--------------------------------------------------------------------------------
Casino Guichard-Perrachon (EUR)                            7,733             574
--------------------------------------------------------------------------------
CVS                                                       50,000           1,248
--------------------------------------------------------------------------------
J. Sainsbury (GBP)                                       395,172           1,773
--------------------------------------------------------------------------------
Kroger *                                                 222,900           3,444
--------------------------------------------------------------------------------
Safeway *                                                 55,200           1,289
--------------------------------------------------------------------------------
Sysco                                                     75,000           2,234
--------------------------------------------------------------------------------
Woolworths (AUD)                                         288,000           1,848
--------------------------------------------------------------------------------
                                                                          14,043
                                                                        --------
Food Products 0.6%
CSM (EUR)                                                 45,507             953
--------------------------------------------------------------------------------
Dairy Crest (GBP)                                         44,275             244
--------------------------------------------------------------------------------
General Mills                                             72,500           3,404
--------------------------------------------------------------------------------
Nestle (CHF)                                              10,086           2,137
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Parmalat Finanz (EUR) (S)                                473,838       $   1,128
--------------------------------------------------------------------------------
Unilever (GBP)                                           163,608           1,556
--------------------------------------------------------------------------------
                                                                           9,422

Household Products 1.3%
Colgate-Palmolive                                         67,300           3,529
--------------------------------------------------------------------------------
Kao (JPY)                                                165,000           3,619
--------------------------------------------------------------------------------
Kimberly-Clark                                            34,400           1,633
--------------------------------------------------------------------------------
Procter & Gamble                                         133,800          11,499
--------------------------------------------------------------------------------
                                                                          20,280

Personal Products 0.1%
Gillette                                                  45,174           1,371
--------------------------------------------------------------------------------
                                                                           1,371

Tobacco 0.0%
Philip Morris                                             10,800             438
--------------------------------------------------------------------------------
                                                                             438
                                                                       ---------
Total Consumer Staples                                                    69,587
                                                                       ---------
ENERGY 4.8%

Energy Equipment & Services 0.7%
Baker Hughes                                              30,000             966
--------------------------------------------------------------------------------
BJ Services *                                             98,400           3,179
--------------------------------------------------------------------------------
FMC Technologies *(S)                                     72,228           1,476
--------------------------------------------------------------------------------
Halliburton                                               52,742             987
--------------------------------------------------------------------------------
Helmerich & Payne                                         40,000           1,116
--------------------------------------------------------------------------------
Schlumberger                                              72,600           3,056
--------------------------------------------------------------------------------
Transocean Sedco Forex                                    11,654             270
--------------------------------------------------------------------------------
                                                                          11,050
                                                                       ---------
Oil & Gas 4.1%
Amerada Hess                                             153,500           8,450
--------------------------------------------------------------------------------
BP (GBP)                                                 441,157           3,032
--------------------------------------------------------------------------------
BP ADR                                                   204,502           8,313
--------------------------------------------------------------------------------
ChevronTexaco                                             81,159           5,395
--------------------------------------------------------------------------------
Cia Espanola de Petroleos (EUR) (S)                       49,713             907
--------------------------------------------------------------------------------
Cimarex Energy *                                          21,258             381
--------------------------------------------------------------------------------
ENI (EUR)                                                 52,085             828
--------------------------------------------------------------------------------
ENI SPA ADR (S)                                           20,900           1,640
--------------------------------------------------------------------------------
Exxon Mobil                                              635,326          22,198
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Marathon Oil                                             156,100       $   3,323
--------------------------------------------------------------------------------
Norsk Hydro (NOK)                                         16,689             747
--------------------------------------------------------------------------------
Petroleo Brasileiro (Petrobras) ADR                       40,100             537
--------------------------------------------------------------------------------
Royal Dutch Petroleum ADR                                 30,000           1,321
--------------------------------------------------------------------------------
Shell Transport & Trading (GBP)                           52,080             343
--------------------------------------------------------------------------------
Shell Transport & Trading ADR (S)                         89,100           3,468
--------------------------------------------------------------------------------
Statoil (NOK)                                            218,693           1,845
--------------------------------------------------------------------------------
TotalFinaElf, Series B (EUR)                              12,849           1,834
--------------------------------------------------------------------------------
TravelCenters of America, Warrants *                       3,000              30
--------------------------------------------------------------------------------
                                                                          64,592
                                                                       ---------
Total Energy                                                              75,642
                                                                       ---------
FINANCIALS 12.7%

Banks 4.8%
ABN Amro Holdings (EUR)                                   35,196             575
--------------------------------------------------------------------------------
Alliance & Leicester (GBP)                               116,988           1,405
--------------------------------------------------------------------------------
Australia & New Zealand Banking (AUD)                    125,238           1,223
--------------------------------------------------------------------------------
Australia & New Zealand Banking ADR (S)                   21,500           1,052
--------------------------------------------------------------------------------
Banca Intesa (EUR)                                       592,373           1,249
--------------------------------------------------------------------------------
Banco de Bilbao Vizcaya Argentaria ADR (S)                67,124             652
--------------------------------------------------------------------------------
Banco Santander ADR                                       47,800             890
--------------------------------------------------------------------------------
Banco Santander Central Hispano (EUR)                    197,243           1,353
--------------------------------------------------------------------------------
Bank of America                                          213,537          14,856
--------------------------------------------------------------------------------
Bank of New York                                         100,000           2,396
--------------------------------------------------------------------------------
Bank of Yokohama (JPY) (S)                               233,000             920
--------------------------------------------------------------------------------
Barclays (GBP)                                           405,112           2,510
--------------------------------------------------------------------------------
BNP Paribas (EUR)                                         33,840           1,378
--------------------------------------------------------------------------------
Commonwealth Bank of Australia (AUD)                      97,627           1,483
--------------------------------------------------------------------------------
Deutsche Bank (EUR)                                       21,667             997
--------------------------------------------------------------------------------
FleetBoston Financial                                    119,841           2,912
--------------------------------------------------------------------------------
HBOS (GBP)                                               180,220           1,900
--------------------------------------------------------------------------------
HSBC Holdings (GBP)                                      247,231           2,732
--------------------------------------------------------------------------------
KBC Bank (EUR)                                            41,261           1,315
--------------------------------------------------------------------------------
Mediobanca (EUR) (S)                                     125,100           1,029
--------------------------------------------------------------------------------
Mellon Financial                                         172,600           4,507
--------------------------------------------------------------------------------
Mizuho Holdings (JPY) (S)                                    794             742
--------------------------------------------------------------------------------
National Australia Bank (AUD)                            109,934           1,964
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Royal Bank of Scotland (GBP)                               71,497        $ 1,712
--------------------------------------------------------------------------------
SEB, Series A (SEK) (S)                                    58,321            486
--------------------------------------------------------------------------------
Societe Generale (EUR)                                     47,160          2,745
--------------------------------------------------------------------------------
Svenska Handelsbanken, Series A (SEK)                      44,271            591
--------------------------------------------------------------------------------
U.S. Bancorp                                              400,424          8,497
--------------------------------------------------------------------------------
Unibanco GDR (S)                                           54,800            600
--------------------------------------------------------------------------------
UniCredito Italiano (EUR)                                 251,454          1,005
--------------------------------------------------------------------------------
Wachovia                                                  271,919          9,909
--------------------------------------------------------------------------------
                                                                          75,585
                                                                         -------
Diversified Financials 4.1%
Aiful (JPY)                                                15,650            588
--------------------------------------------------------------------------------
American Express                                          176,000          6,222
--------------------------------------------------------------------------------
Bradford & Bingley (GBP)                                  247,219          1,154
--------------------------------------------------------------------------------
Citigroup                                                 526,938         18,543
--------------------------------------------------------------------------------
Countrywide Financial                                      63,925          3,302
--------------------------------------------------------------------------------
Fannie Mae                                                 86,900          5,590
--------------------------------------------------------------------------------
Franklin Resources                                         53,000          1,806
--------------------------------------------------------------------------------
Freddie Mac                                                54,200          3,200
--------------------------------------------------------------------------------
Goldman Sachs Group                                        55,700          3,793
--------------------------------------------------------------------------------
ING Groep (EUR)                                           107,978          1,828
--------------------------------------------------------------------------------
J.P. Morgan Chase                                         228,820          5,492
--------------------------------------------------------------------------------
Macquarie Bank (AUD)                                       98,926          1,314
--------------------------------------------------------------------------------
Moody's                                                    14,100            582
--------------------------------------------------------------------------------
Morgan Stanley                                            155,700          6,215
--------------------------------------------------------------------------------
Promise (JPY)                                              25,300            901
--------------------------------------------------------------------------------
State Street                                               96,000          3,744
--------------------------------------------------------------------------------
Waddell & Reed Financial, Class A                          35,581            700
--------------------------------------------------------------------------------
                                                                          64,974
                                                                         -------
Insurance 3.0%
AMBAC Financial Group                                      33,300          1,873
--------------------------------------------------------------------------------
American International Group                              285,718         16,529
--------------------------------------------------------------------------------
AXA (EUR)                                                  54,755            734
--------------------------------------------------------------------------------
AXA Asia Pacific (AUD)                                    614,798            830
--------------------------------------------------------------------------------
CNP Assurances (EUR) (S)                                   54,554          2,022
--------------------------------------------------------------------------------
John Hancock Financial Services                            38,000          1,060
--------------------------------------------------------------------------------
Marsh & McLennan                                          111,500          5,152
--------------------------------------------------------------------------------
MGIC Investment                                            23,200            958
--------------------------------------------------------------------------------
Millea Holdings (JPY) *                                       103            741
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Mitsui Sumitomo Insurance (JPY)                           223,000       $  1,025
--------------------------------------------------------------------------------
Munich Re (EUR)                                             4,220            505
--------------------------------------------------------------------------------
Prudential (GBP)                                           81,286            574
--------------------------------------------------------------------------------
Prudential Financial                                       64,000          2,032
--------------------------------------------------------------------------------
RAS (EUR) (S)                                             135,166          1,644
--------------------------------------------------------------------------------
Royal & Sun Alliance (GBP)                                234,442            456
--------------------------------------------------------------------------------
SAFECO                                                     50,000          1,734
--------------------------------------------------------------------------------
St. Paul Companies                                        129,300          4,403
--------------------------------------------------------------------------------
Torchmark                                                  87,600          3,200
--------------------------------------------------------------------------------
Travelers Property Casualty, Class A *(S)                  65,124            954
--------------------------------------------------------------------------------
UnumProvident                                             100,000          1,754
--------------------------------------------------------------------------------
                                                                          48,180
                                                                        --------
Real Estate 0.8%
Corio (EUR)                                                15,627            406
--------------------------------------------------------------------------------
General Property Trust (AUD)                              598,594          1,000
--------------------------------------------------------------------------------
Metrovacesa (EUR)                                          41,000            869
--------------------------------------------------------------------------------
ProLogis Trust, REIT                                      321,450          8,084
--------------------------------------------------------------------------------
Sun Hung Kai Properties (HKD)                             161,000            952
--------------------------------------------------------------------------------
Wereldhave (EUR) *                                          7,322            411
--------------------------------------------------------------------------------
Westfield Trust (AUD)                                     506,555            989
--------------------------------------------------------------------------------
                                                                          12,711
                                                                        --------
Total Financials                                                         201,450
                                                                        --------
HEALTH CARE 8.4%

Biotechnology 0.3%
Amgen *                                                   101,000          4,882
--------------------------------------------------------------------------------
CSL (AUD)                                                  23,296            283
--------------------------------------------------------------------------------
                                                                           5,165
                                                                        --------
Health Care Equipment & Supplies 0.8%
Baxter International                                      111,500          3,122
--------------------------------------------------------------------------------
Becton, Dickinson                                          60,000          1,842
--------------------------------------------------------------------------------
Guidant *                                                  42,400          1,308
--------------------------------------------------------------------------------
Medtronic                                                 140,400          6,402
--------------------------------------------------------------------------------
                                                                          12,674
                                                                        --------
Health Care Providers & Services 1.2%
Aetna                                                      52,695          2,167
--------------------------------------------------------------------------------
Cardinal Health                                            96,908          5,736
--------------------------------------------------------------------------------
Gehe (EUR)                                                 18,000            700
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Health Management, Class A                                  81,252  $      1,455
--------------------------------------------------------------------------------
UnitedHealth Group                                          98,300         8,208
--------------------------------------------------------------------------------
                                                                          18,266
                                                                    ------------
Pharmaceuticals 6.1%
Abbott Laboratories                                        141,700         5,668
--------------------------------------------------------------------------------
Altana (EUR)                                                43,200         1,971
--------------------------------------------------------------------------------
AstraZeneca (GBP)                                           31,188         1,114
--------------------------------------------------------------------------------
AstraZeneca ADR                                             12,900           453
--------------------------------------------------------------------------------
Aventis (EUR)                                               41,767         2,269
--------------------------------------------------------------------------------
Bristol-Myers Squibb                                       154,700         3,581
--------------------------------------------------------------------------------
Eisai (JPY)                                                 30,000           673
--------------------------------------------------------------------------------
Eli Lilly                                                  100,000         6,350
--------------------------------------------------------------------------------
GlaxoSmithKline (GBP)                                       73,591         1,412
--------------------------------------------------------------------------------
GlaxoSmithKline ADR (S)                                    233,222         8,737
--------------------------------------------------------------------------------
Hoechst (EUR)                                               17,843           691
--------------------------------------------------------------------------------
Johnson & Johnson                                          171,500         9,211
--------------------------------------------------------------------------------
Merck                                                      196,000        11,096
--------------------------------------------------------------------------------
Novartis (CHF)                                             109,809         4,005
--------------------------------------------------------------------------------
Pfizer                                                     724,350        22,143
--------------------------------------------------------------------------------
Pharmacia                                                  208,900         8,732
--------------------------------------------------------------------------------
Shire Pharmaceuticals (GBP) *                               40,014           256
--------------------------------------------------------------------------------
Takeda Chemical Industries (JPY)                            35,000         1,462
--------------------------------------------------------------------------------
Wyeth                                                      170,800         6,388
--------------------------------------------------------------------------------
                                                                          96,212
                                                                    ------------
Total Health Care                                                        132,317
                                                                    ------------
INDUSTRIALS & BUSINESS SERVICES 7.5%

Aerospace & Defense 1.3%
Boeing                                                      95,900         3,164
--------------------------------------------------------------------------------
European Aeronautic Defense & Space (EUR) (S)               34,616           357
--------------------------------------------------------------------------------
Honeywell International                                    177,900         4,270
--------------------------------------------------------------------------------
Lockheed Martin                                             85,811         4,955
--------------------------------------------------------------------------------
Northrop Grumman                                            49,471         4,799
--------------------------------------------------------------------------------
United Technologies                                         48,400         2,998
--------------------------------------------------------------------------------
                                                                          20,543
                                                                    ------------
Airlines 0.1%
Delta                                                       46,000           557
--------------------------------------------------------------------------------
Singapore Airlines (SGD)                                   233,000         1,370
--------------------------------------------------------------------------------
                                                                           1,927
                                                                    ------------
     19

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Building Products 0.1%
Masco                                                   99,800    $        2,101
--------------------------------------------------------------------------------
                                                                           2,101
                                                                  --------------
Commercial Services & Supplies 1.0%
Automatic Data Processing                               78,000             3,062
--------------------------------------------------------------------------------
Brambles (GBP)                                         257,133               629
--------------------------------------------------------------------------------
Certegy *                                                8,900               218
--------------------------------------------------------------------------------
Davis Service (GBP)                                    155,000               670
--------------------------------------------------------------------------------
DST Systems *                                           50,000             1,778
--------------------------------------------------------------------------------
First Data                                              89,100             3,155
--------------------------------------------------------------------------------
Paychex                                                 94,540             2,638
--------------------------------------------------------------------------------
Sabre Holdings, Class A *                               28,906               523
--------------------------------------------------------------------------------
Waste Management                                       143,295             3,284
--------------------------------------------------------------------------------
                                                                          15,957
                                                                  --------------
Construction & Engineering 0.0%
JGC (JPY)                                              103,000               576
--------------------------------------------------------------------------------
                                                                             576
                                                                  --------------
Electrical Equipment 0.5%
Draka (EUR)                                            101,872             1,010
--------------------------------------------------------------------------------
Emerson Electric                                        62,600             3,183
--------------------------------------------------------------------------------
Hitachi Cable (JPY)                                    337,000               840
--------------------------------------------------------------------------------
Hubbell, Class B                                        80,252             2,820
--------------------------------------------------------------------------------
                                                                           7,853
                                                                  --------------
Industrial Conglomerates 2.3%
3M                                                      48,600             5,992
--------------------------------------------------------------------------------
GE                                                     854,400            20,805
--------------------------------------------------------------------------------
Hutchison Whampoa (HKD)                                283,000             1,771
--------------------------------------------------------------------------------
Siemens (EUR) (S)                                       60,121             2,554
--------------------------------------------------------------------------------
Textron                                                 62,000             2,665
--------------------------------------------------------------------------------
Tyco International                                     125,964             2,151
--------------------------------------------------------------------------------
                                                                          35,938
                                                                  --------------
Machinery 1.4%
Caterpillar                                             50,000             2,286
--------------------------------------------------------------------------------
Danaher (S)                                             73,200             4,809
--------------------------------------------------------------------------------
Deere                                                  131,500             6,029
--------------------------------------------------------------------------------
Fanuc (JPY)                                             19,100               845
--------------------------------------------------------------------------------
ITT Industries                                         100,000             6,069
--------------------------------------------------------------------------------
Mitsubishi Heavy Industries (JPY)                      412,000             1,006
--------------------------------------------------------------------------------
Singulus Technology (EUR) *(S)                          43,718               574
--------------------------------------------------------------------------------
                                                                          21,618
                                                                  --------------
     20

T. ROWE PRICE BALANCED FUND
------------------------------------------------------------------------

                                               Shares/Par          Value
------------------------------------------------------------------------
                                                            In thousands

Marine 0.1%
Kamigumi (JPY)                                    174,000        $   835
------------------------------------------------------------------------
                                                                     835
                                                                 -------
Road & Rail 0.6%
Arriva (GBP)                                      134,400            592
------------------------------------------------------------------------
Burlington Northern Santa Fe                       75,300          1,958
------------------------------------------------------------------------
Landstar Systems *(S)                              80,000          4,669
------------------------------------------------------------------------
Norfolk Southern                                   93,200          1,863
------------------------------------------------------------------------
Union Pacific                                      14,000            838
------------------------------------------------------------------------
                                                                   9,920
                                                                 -------
Trading Companies & Distributors 0.1%
Mitsubishi (JPY)                                  194,000          1,184
------------------------------------------------------------------------
Sumitomo (JPY)                                    194,000            833
------------------------------------------------------------------------
                                                                   2,017
                                                                 -------
Total Industrials & Business Services                            119,285
                                                                 -------

INFORMATION TECHNOLOGY 6.8%

Communications Equipment 0.6%
Cisco Systems *                                   278,900          3,653
------------------------------------------------------------------------
LM Ericsson ADR, Class B *(S)                      15,130            102
------------------------------------------------------------------------
Motorola                                          278,600          2,410
------------------------------------------------------------------------
Nokia (EUR)                                        48,095            764
------------------------------------------------------------------------
Nokia ADR                                          68,300          1,059
------------------------------------------------------------------------
QUALCOMM *                                         44,000          1,601
------------------------------------------------------------------------
Sagem (EUR) (S)                                     9,345            632
------------------------------------------------------------------------
                                                                  10,221
                                                                 -------

Computer Peripherals 1.2%
Dell Computer *                                     9,600            257
------------------------------------------------------------------------
Hewlett-Packard                                   552,380          9,589
------------------------------------------------------------------------
IBM                                               119,100          9,230
------------------------------------------------------------------------
                                                                  19,076
                                                                 -------

Electronic Equipment & Instruments 0.2%
Agilent Technologies *                             48,933            879
------------------------------------------------------------------------
Jabil Circuit *(S)                                 35,800            642
------------------------------------------------------------------------
Kyocera (JPY)                                      15,500            902
------------------------------------------------------------------------
Molex (S)                                          19,071            439
------------------------------------------------------------------------
Nippon Electric Glass (JPY) (S)                    96,000            966
------------------------------------------------------------------------
                                                                   3,828
                                                                 -------

T. ROWE PRICE BALANCED FUND
-----------------------------------------------------------------------

                                                 Shares/Par       Value
-----------------------------------------------------------------------
                                                           In thousands

Internet Software & Services 0.1%
VeriSign *                                          130,000     $ 1,043
-----------------------------------------------------------------------
                                                                  1,043
                                                                -------
IT Consulting & Services 0.2%
Electronic Data Systems (S)                         143,723       2,649
-----------------------------------------------------------------------
                                                                  2,649
                                                                -------
Office Electronics 0.3%
Canon (JPY)                                          72,000       2,710
-----------------------------------------------------------------------
Ricoh (JPY)                                         100,000       1,639
-----------------------------------------------------------------------
                                                                  4,349
                                                                -------

Semiconductor Equipment & Products 1.7%
Altera *(S)                                         152,000       1,874
-----------------------------------------------------------------------
Analog Devices *                                    149,000       3,557
-----------------------------------------------------------------------
Applied Materials *                                 160,000       2,085
-----------------------------------------------------------------------
Intel                                               508,400       7,916
-----------------------------------------------------------------------
Jenoptik (EUR)                                       49,137         505
-----------------------------------------------------------------------
KLA-Tencor *(S)                                      60,000       2,122
-----------------------------------------------------------------------
Linear Technology                                   115,000       2,958
-----------------------------------------------------------------------
Maxim Integrated Products                           111,500       3,684
-----------------------------------------------------------------------
Texas Instruments                                   100,000       1,501
-----------------------------------------------------------------------
Xilinx *                                             50,400       1,038
-----------------------------------------------------------------------
                                                                 27,240
                                                                -------

Software 2.5%
Adobe Systems                                       100,000       2,480
-----------------------------------------------------------------------
BMC Software *                                       80,000       1,369
-----------------------------------------------------------------------
Computer Associates                                 112,587       1,520
-----------------------------------------------------------------------
Electronic Arts *                                    15,000         746
-----------------------------------------------------------------------
Intuit *                                            167,200       7,845
-----------------------------------------------------------------------
Microsoft *                                         262,900      13,592
-----------------------------------------------------------------------
Nec Soft (JPY)                                       15,600         460
-----------------------------------------------------------------------
Oracle *                                            727,000       7,852
-----------------------------------------------------------------------
SAP (EUR)                                            13,715       1,086
-----------------------------------------------------------------------
VERITAS Software *                                  115,000       1,796
-----------------------------------------------------------------------
                                                                 38,746
                                                                -------
Total Information Technology                                    107,152
                                                                -------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

MATERIALS 3.1%

Chemicals 1.2%
BASF (EUR) (S)                                              43,149       $ 1,633
--------------------------------------------------------------------------------
Degussa (EUR) (S)                                           54,310         1,367
--------------------------------------------------------------------------------
Dow Chemical                                               167,200         4,966
--------------------------------------------------------------------------------
DuPont                                                      56,315         2,388
--------------------------------------------------------------------------------
FMC *                                                       42,000         1,147
--------------------------------------------------------------------------------
Great Lakes Chemical                                        25,000           597
--------------------------------------------------------------------------------
Potash Corp./Saskatchewan                                   31,000         1,971
--------------------------------------------------------------------------------
Rohm & Haas                                                 53,417         1,735
--------------------------------------------------------------------------------
Scotts, Class A *(S)                                        10,000           490
--------------------------------------------------------------------------------
Shin-Etsu Chemical (JPY)                                    54,700         1,792
--------------------------------------------------------------------------------
Valspar (S)                                                 36,200         1,599
--------------------------------------------------------------------------------
                                                                          19,685
                                                                         -------
Construction Materials 0.2%
Boral Limited (AUD)                                        516,062         1,263
--------------------------------------------------------------------------------
Cemex Participating Certificates
   (Represents 2 Series A
     and 1 Series B shares) (MXN) (S)                      178,700           771
--------------------------------------------------------------------------------
RMC (GBP)                                                  158,417           936
--------------------------------------------------------------------------------
                                                                           2,970
                                                                         -------
Metals & Mining 1.4%
Alcoa                                                      167,860         3,824
--------------------------------------------------------------------------------
Anglo American (GBP) (S)                                    40,341           599
--------------------------------------------------------------------------------
Anglo American Platinum (ZAR)                               58,000         2,137
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce ADR
   (1 ADR represents 1 preferred A share)                   26,900           740
--------------------------------------------------------------------------------
Inco (S)*                                                  200,000         4,244
--------------------------------------------------------------------------------
Newmont Mining (S)                                          60,000         1,742
--------------------------------------------------------------------------------
Nucor                                                       52,000         2,147
--------------------------------------------------------------------------------
Phelps Dodge *                                             119,300         3,776
--------------------------------------------------------------------------------
Rio Tinto (AUD)                                             75,482         1,442
--------------------------------------------------------------------------------
SSAB Svenskt Stal, Series A (SEK) *(S)                      92,157         1,092
--------------------------------------------------------------------------------
                                                                          21,743
                                                                         -------
Paper & Forest Products 0.3%
Georgia-Pacific                                             61,135           988
--------------------------------------------------------------------------------
International Paper                                         46,000         1,609
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

MeadWestvaco                                                30,000       $   741
--------------------------------------------------------------------------------
Svenska Cellulosa (SEK)                                     24,000           811
--------------------------------------------------------------------------------
Weyerhaeuser                                                12,700           625
--------------------------------------------------------------------------------
                                                                           4,774
                                                                         -------
Total Materials                                                           49,172
                                                                         -------
TELECOMMUNICATION SERVICES 3.2%

Diversified Telecommunication Services 2.6%
Alltel                                                      89,100         4,544
--------------------------------------------------------------------------------
AT&T                                                       129,300         3,376
--------------------------------------------------------------------------------
BellSouth                                                  121,500         3,143
--------------------------------------------------------------------------------
BT Group (GBP)                                             266,960           838
--------------------------------------------------------------------------------
Carso Global Telecom (MXN) *                               360,200           401
--------------------------------------------------------------------------------
Royal KPN (EUR) *                                          266,363         1,732
--------------------------------------------------------------------------------
SBC Communications                                         252,540         6,846
--------------------------------------------------------------------------------
Sprint                                                     101,800         1,474
--------------------------------------------------------------------------------
Tele2, Series B (SEK) *(S)                                  42,524         1,127
--------------------------------------------------------------------------------
Telecom Italia (Ordinary shares) (EUR) (S)                 153,885         1,167
--------------------------------------------------------------------------------
Telmex ADR, Series L (S)                                    29,300           937
--------------------------------------------------------------------------------
Verizon Communications                                     406,736        15,761
--------------------------------------------------------------------------------
                                                                          41,346
                                                                         -------
Wireless Telecommunication Services 0.6%
America Movil ADR, Series L (S)                             45,800           658
--------------------------------------------------------------------------------
KDDI (JPY)                                                     266           862
--------------------------------------------------------------------------------
NTT DoCoMo (JPY)                                               292           539
--------------------------------------------------------------------------------
SK Telecom ADR (S)                                          43,110           920
--------------------------------------------------------------------------------
Telecom Italia Mobile (EUR)                                253,342         1,156
--------------------------------------------------------------------------------
Vodafone (GBP)                                             294,558           537
--------------------------------------------------------------------------------
Vodafone ADR (S)                                           222,200         4,026
--------------------------------------------------------------------------------
                                                                           8,698
                                                                         -------
Total Telecommunication Services                                          50,044
                                                                         -------
UTILITIES 2.1%

Electric Utilities 1.7%
Chubu Electric (JPY)                                        91,500         1,633
--------------------------------------------------------------------------------
E.On (EUR) (S)                                              42,864         1,729
--------------------------------------------------------------------------------
Electrobras ADR (S)                                         68,000           225
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Endesa ADR (S)                                             48,800       $    552
--------------------------------------------------------------------------------
Entergy                                                    81,400          3,711
--------------------------------------------------------------------------------
Exelon                                                    126,025          6,650
--------------------------------------------------------------------------------
FirstEnergy                                               139,054          4,585
--------------------------------------------------------------------------------
FPL Group                                                  25,600          1,539
--------------------------------------------------------------------------------
Hong Kong Electric (HKD)                                  294,571          1,116
--------------------------------------------------------------------------------
Iberdrola (EUR) (S)                                       107,290          1,502
--------------------------------------------------------------------------------
TXU                                                       216,500          4,044
--------------------------------------------------------------------------------
                                                                          27,286
                                                                        --------
Gas Utilities 0.1%
Australian Gas Light (AUD)                                145,000            860
--------------------------------------------------------------------------------
Centrica (GBP)                                            388,870          1,071
--------------------------------------------------------------------------------
                                                                           1,931
                                                                        --------
Multi-Utilities & Unregulated Power 0.2%
Duke Energy                                               156,230          3,053
--------------------------------------------------------------------------------
El Paso Energy (S)                                         47,766            332
--------------------------------------------------------------------------------
                                                                           3,385
                                                                        --------
Water Utilities 0.1%
Severn Trent (GBP)                                         89,098            995
--------------------------------------------------------------------------------
                                                                             995
                                                                        --------
Total Utilities                                                           33,597
                                                                        --------
Total Common Stocks & Warrants (Cost $804,103)                           967,540
                                                                        --------
PREFERRED STOCKS 0.2%

Anvil Holdings, Series B, PIK*                              7,420            171
--------------------------------------------------------------------------------
CSC Holdings, Series M, PIK*                               19,176          1,793
--------------------------------------------------------------------------------
Granite Broadcasting, PIK*                                    275            147
--------------------------------------------------------------------------------
Sinclair Capital, 11.625% PIK                               5,500            591
--------------------------------------------------------------------------------
TNP Enterprises, Series D, PIK *                              738            480
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost $3,717)                                       3,182
                                                                        --------
CONVERTIBLE PREFERRSTOCKS 0.3%

Reckson Associates Realty, Series A, 7.625%               200,000          4,500
--------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $5,000)                           4,500
                                                                        --------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                 Shares/Par            Value
--------------------------------------------------------------------------------------------
                                                                                In thousands
CORPORATE BONDS 19.3%

Abbey National First Capital, Sub. Notes, 8.20%, 10/15/04         1,205,000      $     1,327
--------------------------------------------------------------------------------------------
Acme Television, Sr. Notes, STEP, 10.875%, 9/30/04                  275,000              281
--------------------------------------------------------------------------------------------
Actuant, Sr. Sub. Notes, 13.00%, 5/1/09                             678,000              793
--------------------------------------------------------------------------------------------
Advance Holding, Sr. Notes, STEP, 0%, 4/15/09                       375,000              377
--------------------------------------------------------------------------------------------
AEP Industries, Sr. Sub. Notes, 144A, 9.875%, 11/15/07              300,000              285
--------------------------------------------------------------------------------------------
AGCO, Sr. Notes, 9.50%, 5/1/08++                                    275,000              297
--------------------------------------------------------------------------------------------
Agrilink Foods, Sr. Sub. Notes, 11.875%, 11/1/08                    500,000              537
--------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing
   Sr. Notes, 144A, 7.60%, 6/15/05++                              2,600,000            2,925
--------------------------------------------------------------------------------------------
Ainsworth Lumber
   Sr. Notes
        12.50%, 7/15/07                                             175,000              184
--------------------------------------------------------------------------------------------
        13.875%, 7/15/07                                            625,000              668
--------------------------------------------------------------------------------------------
Alaris Medical Systems, Sr. Sub. Notes, 9.75%, 12/1/06              100,000              101
--------------------------------------------------------------------------------------------
Alaska Communications Systems
     Sr. Sub. Notes, 9.375%, 5/15/09                                950,000              679
--------------------------------------------------------------------------------------------
Alcan Aluminum, Sr. Notes, 4.875%, 9/15/12                          700,000              711
--------------------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub. Notes, 10.375%, 4/15/11                  600,000              576
--------------------------------------------------------------------------------------------
Allied Waste Industries
   Sr. Notes
        7.875%, 1/1/09                                              150,000              150
--------------------------------------------------------------------------------------------
   144A, 9.25%, 9/1/12                                              125,000              126
--------------------------------------------------------------------------------------------
AMERCO, Sr. Notes, 7.85%, 5/15/03                                 1,000,000              700
--------------------------------------------------------------------------------------------
American Achievment, Sr. Notes, 11.625%, 1/1/07                     275,000              292
--------------------------------------------------------------------------------------------
American Builders & Contractors Supply
     Series B, Sr. Sub. Notes, 10.625%, 5/15/07                     500,000              525
--------------------------------------------------------------------------------------------
Amerigas Partners
   Sr. Notes
        8.875%, 5/20/11                                             200,000              208
--------------------------------------------------------------------------------------------
        10.00%, 4/15/06                                           1,000,000            1,055
--------------------------------------------------------------------------------------------
Ameristar Casinos, Sr. Sub. Notes, 10.75%, 2/15/09                1,225,000            1,335
--------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes, 13.00%, 2/28/08              275,000              282
--------------------------------------------------------------------------------------------
Anheuser-Busch, Sr. Notes, 5.75%, 4/1/10                          5,000,000            5,458
--------------------------------------------------------------------------------------------
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                             187,000              204
--------------------------------------------------------------------------------------------
Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07                         650,000              643
--------------------------------------------------------------------------------------------
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                       1,625,000            1,678
--------------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                      Shares/Par          Value
-----------------------------------------------------------------------------------------------
                                                                                   In thousands
Applied Extrusion Technologies, Sr. Notes, 10.75%, 7/1/11             $  250,000       $    160
-----------------------------------------------------------------------------------------------
Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                          1,200,000          1,320
-----------------------------------------------------------------------------------------------
Arvin Industries, Sr. Notes, 7.125%, 3/15/09                             150,000            146
-----------------------------------------------------------------------------------------------
Arvinmeritor, Sr. Notes, 8.75%, 3/1/12                                   125,000            130
-----------------------------------------------------------------------------------------------
ASAT Finance, Sr. Notes, 12.50%, 11/1/06                                 308,750            232
-----------------------------------------------------------------------------------------------
Asian Development Bank, Sr. Notes, 4.875%, 2/5/07                        200,000            216
-----------------------------------------------------------------------------------------------
Associated Materials, Sr. Sub. Notes, 9.75%, 4/15/12                     625,000            656
-----------------------------------------------------------------------------------------------
AT&T, Sr. Notes, STEP, 8.00%, 11/15/31                                 2,700,000          2,987
-----------------------------------------------------------------------------------------------
AT&T Wireless
   Sr. Notes
        7.875%, 3/1/11                                                   350,000            350
-----------------------------------------------------------------------------------------------
        8.125%, 5/1/12                                                   100,000            100
-----------------------------------------------------------------------------------------------
Atlas Air, Series B, 7.63%, 1/2/15                                     2,987,313          1,494
-----------------------------------------------------------------------------------------------
Avaya, Sr. Notes, 11.125%, 4/1/09                                         75,000             69
-----------------------------------------------------------------------------------------------
Avecia Group, Sr. Notes, 11.00%, 7/1/09                                  700,000            546
-----------------------------------------------------------------------------------------------
Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                               250,000            274
-----------------------------------------------------------------------------------------------
Bally Total Fitness Holdings, Sr. Sub. Notes, 9.875%, 10/15/07           200,000            176
-----------------------------------------------------------------------------------------------
BankAmerica, Sr. Sub. Notes 6.625%, 8/1/07                             3,000,000          3,397
-----------------------------------------------------------------------------------------------
Bank United Capital Trust, Jr. Sub. Notes, 10.25%, 12/31/26              550,000            550
-----------------------------------------------------------------------------------------------
BB&T
   Sr. Sub. Notes
        4.75%, 10/1/12                                                   935,000            938
-----------------------------------------------------------------------------------------------
        6.375%, 6/30/05                                                3,000,000          3,251
-----------------------------------------------------------------------------------------------
Better Minerals & Aggregates
     Sr. Sub. Notes, 13.00%, 9/15/09                                     300,000            108
-----------------------------------------------------------------------------------------------
BHP Finance, Sr. Notes, 6.69%, 3/1/06                                  2,000,000          2,174
-----------------------------------------------------------------------------------------------
Bio-Rad Labs, Sr. Sub. Notes, 11.625%, 2/15/07                           600,000            663
-----------------------------------------------------------------------------------------------
Boeing, Sr. Notes, 8.75%, 8/15/21                                      2,000,000          2,473
-----------------------------------------------------------------------------------------------
Bottling Group, Sr. Notes, 144A, 4.625%, 11/15/12                        450,000            449
-----------------------------------------------------------------------------------------------
Brickman Group, Sr. Notes, 144A, 11.75%, 12/15/09                        125,000            131
-----------------------------------------------------------------------------------------------
Bristol-Myers Squibb, Sr. Notes, 5.75%, 10/1/11                        2,000,000          2,104
-----------------------------------------------------------------------------------------------
Burlington Northern Santa Fe, PTC, 7.33%, 6/23/10                        617,644            728
-----------------------------------------------------------------------------------------------
Burns Philip Capital Property
     Sr. Sub. Notes, 144A, 9.75%, 7/15/12                                900,000            864
-----------------------------------------------------------------------------------------------
BWAY
   Sr. Sub. Notes
        144A, 10.00%, 10/15/10                                           425,000            441
-----------------------------------------------------------------------------------------------
        10.25%, 4/15/07                                                  525,000            551
-----------------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                   Shares/Par             Value
-----------------------------------------------------------------------------------------------
                                                                                   In thousands
Canadian Natural Resources Limited, Sr. Notes, 6.45%, 6/30/33         500,000           $   510
-----------------------------------------------------------------------------------------------
Canwest Media, Sr. Sub. Notes, 10.625%, 5/15/11                       375,000               399
-----------------------------------------------------------------------------------------------
Century Telephone Enterprises, Sr. Notes 8.25%, 5/1/24                500,000               532
-----------------------------------------------------------------------------------------------
Chancellor Media, Sr. Sub. Notes, 8.125%, 12/15/07                    325,000               341
-----------------------------------------------------------------------------------------------
Chesapeake Energy, Sr. Notes, 9.00%, 8/15/12                          350,000               371
-----------------------------------------------------------------------------------------------
Chevron Phillips Chemical, Sr. Notes, 5.375%, 6/15/07               1,125,000             1,183
-----------------------------------------------------------------------------------------------
Chippac International, Sr. Sub. Notes, 12.75%, 8/1/09                 275,000               289
-----------------------------------------------------------------------------------------------
Chumash Casino & Resort, Sr. Notes, 144A, 9.00%, 7/15/10              375,000               396
-----------------------------------------------------------------------------------------------
Cincinnati Gas & Electric, Sr. Notes, 5.70%, 9/15/12                  760,000               782
-----------------------------------------------------------------------------------------------
Cinemark USA, Series B, Sr. Sub. Notes, 8.50%, 8/1/08                 300,000               285
-----------------------------------------------------------------------------------------------
CIT Group, Sr. Notes, 7.75%, 4/2/12                                 1,960,000             2,173
-----------------------------------------------------------------------------------------------
Citigroup, Sr. Sub. Notes, 7.25%, 10/1/10                           1,300,000             1,496
-----------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Sr. Sub. Notes, 9.50%, 4/1/09                 175,000               186
-----------------------------------------------------------------------------------------------
Coaxial, Sr. Notes, STEP, 0%, 8/15/08                                 375,000               257
-----------------------------------------------------------------------------------------------
Coca-Cola Bottling, Sr. Notes, 7.20%, 7/1/09                        5,000,000             5,613
-----------------------------------------------------------------------------------------------
Coinmach, Sr. Notes, 9.00%, 2/1/10                                    625,000               656
-----------------------------------------------------------------------------------------------
Collins & Aikman
   Sr. Notes, 10.75%, 12/31/11                                        100,000                95
-----------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 11.50%, 4/15/06                                    100,000                84
-----------------------------------------------------------------------------------------------
Collins & Aikman Floorcovering, Sr. Sub. Notes, 9.75%, 2/15/10        475,000               475
-----------------------------------------------------------------------------------------------
Comcast Cable Communications, Sr. Notes, 6.75%, 1/30/11             1,750,000             1,820
-----------------------------------------------------------------------------------------------
Compass Minerals Group, Sr. Sub. Notes, 10.00%, 8/15/11               650,000               712
-----------------------------------------------------------------------------------------------
Concentra Operating, Series B, Sr. Sub. Notes, 13.00%, 8/15/09         25,000                25
-----------------------------------------------------------------------------------------------
Conmed, Sr. Sub. Notes, 9.00%, 3/15/08                                600,000               624
-----------------------------------------------------------------------------------------------
Constar International, Sr. Sub. Notes, 11.00%, 12/1/12                250,000               248
-----------------------------------------------------------------------------------------------
Consumers Energy Group, 1st Mtg., 6.00%, 3/15/05                      690,000               683
-----------------------------------------------------------------------------------------------
Continental Airlines, Series 1997-2C, PTC, 7.206%, 6/30/04            282,447               186
-----------------------------------------------------------------------------------------------
Countrywide Funding, MTN, 6.875%, 9/15/05                             860,000               943
-----------------------------------------------------------------------------------------------
Courtyard by Marriott, Sr. Notes, 10.75%, 2/1/08                    1,000,000             1,017
-----------------------------------------------------------------------------------------------
Cox Communications, Sr. Notes, 7.125%, 10/1/12                        300,000               332
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Sr. Notes, 6.50%, 1/15/12         1,175,000             1,253
-----------------------------------------------------------------------------------------------
CSC Holdings, Sr. Notes, 7.625%, 4/1/11                               300,000               283
-----------------------------------------------------------------------------------------------
CSK Auto, Sr. Notes, 12.00%, 6/15/06                                  475,000               508
-----------------------------------------------------------------------------------------------
CSX, Sr. Notes, 7.45%, 5/1/07                                       1,000,000             1,144
-----------------------------------------------------------------------------------------------
Cummins Engine, Sr. Sub. Notes, 144A, 9.50%, 12/1/10                  350,000               371
-----------------------------------------------------------------------------------------------
Cumulus Media, Sr. Sub. Notes, 10.375%, 7/1/08                        375,000               401
-----------------------------------------------------------------------------------------------
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                          375,000               285
-----------------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                 Shares/Par           Value
-------------------------------------------------------------------------------------------
                                                                               In thousands
Dana
   Sr. Notes
     9.00%, 8/15/11                                                  50,000  $           48
-------------------------------------------------------------------------------------------
     10.125%, 3/15/10                                               225,000             229
-------------------------------------------------------------------------------------------
Delco Remy International, Sr. Notes, 8.625%, 12/15/07               150,000             120
-------------------------------------------------------------------------------------------
Delta Airlines, Series 93-C1, ETC, 8.95%, 1/12/12                 1,300,873             963
-------------------------------------------------------------------------------------------
Detroit Edison, 1st Mtg., 6.125%, 10/1/10                         2,700,000           2,944
-------------------------------------------------------------------------------------------
Dex Media East
   Sr. Notes, 144A, 9.875%, 11/15/09                                175,000             188
-------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 144A, 12.125%, 11/15/12                          725,000             803
-------------------------------------------------------------------------------------------
Dillard Department Stores, Sr. Notes, 6.69%, 8/1/07                 275,000             264
-------------------------------------------------------------------------------------------
Dillards, Sr. Notes, 6.43%, 8/1/04                                2,000,000           1,999
-------------------------------------------------------------------------------------------
Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27                 500,000             547
-------------------------------------------------------------------------------------------
Dimon, Sr. Notes, 9.625%, 10/15/11                                  600,000             639
-------------------------------------------------------------------------------------------
Dobson Communications, Sr. Notes, 10.875%, 7/1/10                   150,000             128
-------------------------------------------------------------------------------------------
Duke Energy, 1st Ref. Mtg., 6.75%, 8/1/25                         1,000,000             987
-------------------------------------------------------------------------------------------
DuPont, Sr. Notes, 6.875%, 10/15/09                                 660,000             771
-------------------------------------------------------------------------------------------
Dyersburg, Series B, Sr. Sub. Notes, 9.75%, 9/1/07 *                500,000               0
-------------------------------------------------------------------------------------------
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                              575,000             592
-------------------------------------------------------------------------------------------
Earle M. Jorgensen, Sr. Notes, 9.75%, 6/1/12                        825,000             841
-------------------------------------------------------------------------------------------
Echostar DBS
   Sr. Notes
     9.125%, 1/15/09                                                950,000             992
-------------------------------------------------------------------------------------------
     9.375%, 2/1/09                                                 250,000             265
-------------------------------------------------------------------------------------------
     10.375%, 10/1/07                                               100,000             108
-------------------------------------------------------------------------------------------
Encore Acquisition, Sr. Sub. Notes, 144A, 8.375%, 6/15/12           300,000             312
-------------------------------------------------------------------------------------------
Enron Oil & Gas, Sr. Notes, 6.50%, 12/1/07                        4,000,000           4,174
-------------------------------------------------------------------------------------------
Equitable Resources, Sr. Notes, 7.75%, 7/15/26                    2,000,000           2,104
-------------------------------------------------------------------------------------------
Erac USA Finance, Sr. Notes, 144A, 8.00%, 1/15/11                 2,500,000           2,812
-------------------------------------------------------------------------------------------
European Investment Bank, Sr. Notes, 4.00%, 8/30/05                 850,000             889
-------------------------------------------------------------------------------------------
Exelon Generation, Sr. Notes, 6.95%, 6/15/11                        375,000             407
-------------------------------------------------------------------------------------------
Fairchild Semiconductor, Sr. Sub. Notes, 10.50%, 2/1/09           1,000,000           1,085
-------------------------------------------------------------------------------------------
Fairfax Financial, Sr. Notes, 7.75%, 12/15/03                       800,000             720
-------------------------------------------------------------------------------------------
Federal Express, MTN, 9.95%, 8/15/06                                500,000             597
-------------------------------------------------------------------------------------------
Ferrellgas Partners, Sr. Notes, 8.75%, 6/15/12                      600,000             621
-------------------------------------------------------------------------------------------
First Union, Sr. Notes, 7.55%, 8/18/05                            3,000,000           3,381
-------------------------------------------------------------------------------------------
Fisher Scientific International, Sr. Sub. Notes, 8.125%, 5/1/12     325,000             336

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                               Shares/Par           Value
-----------------------------------------------------------------------------------------
                                                                             In thousands
Fleet Financial, Sub. Notes, 8.625%, 1/15/07                      800,000         $   924
-----------------------------------------------------------------------------------------
Flextronics, Sr. Sub. Notes, 9.875%, 7/1/10                       400,000             432
-----------------------------------------------------------------------------------------
Foamex, Sr. Notes, 144A, 10.75%, 4/1/09                           125,000              88
-----------------------------------------------------------------------------------------
Food Lion, Sr. Notes, 8.05%, 4/15/27                            1,900,000           1,539
-----------------------------------------------------------------------------------------
Foodmaker, Sr. Notes, 9.75%, 11/1/03                            1,000,000           1,005
-----------------------------------------------------------------------------------------
Ford Capital, Sr. Notes, 9.50%, 6/1/10                          4,000,000           4,092
-----------------------------------------------------------------------------------------
Ford Motor Credit, Sr. Notes, 6.50%, 1/25/07                    1,600,000           1,584
-----------------------------------------------------------------------------------------
Four M, Sr. Notes, 12.00%, 6/1/06                                 875,000             910
-----------------------------------------------------------------------------------------
France Telecom, Sr. Notes, VR, 8.25%, 3/1/11                    1,110,000           1,273
-----------------------------------------------------------------------------------------
Freeport McMoRan Resources, Sr. Notes, 7.00%, 2/15/08             900,000             495
-----------------------------------------------------------------------------------------
Fresenius Medical Capital Trust II, 7.875%, 2/1/08                500,000             490
-----------------------------------------------------------------------------------------
Gap
   Sr. Notes, STEP
        9.90%, 12/15/05                                           275,000             290
-----------------------------------------------------------------------------------------
        10.55%, 12/15/08                                          550,000             602
-----------------------------------------------------------------------------------------
General Electric Capital, Sr. Notes, 7.25%, 5/3/04              2,000,000           2,141
-----------------------------------------------------------------------------------------
General Mills, Sr. Notes, 6.00%, 2/15/12                        1,750,000           1,905
-----------------------------------------------------------------------------------------
Geophysique, Sr. Notes, 10.625%, 11/15/07                         610,000             512
-----------------------------------------------------------------------------------------
Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07           625,000             625
-----------------------------------------------------------------------------------------
Goldman Sachs Group, Sr. Notes, 6.60%, 1/15/12                  2,500,000           2,768
-----------------------------------------------------------------------------------------
Granite Broadcasting, Sr. Sub. Notes, 10.375%, 5/15/05            325,000             280
-----------------------------------------------------------------------------------------
Gray Television, Sr. Sub. Notes, 9.25%, 12/15/11                  300,000             323
-----------------------------------------------------------------------------------------
Greif Brothers, Sr. Sub. Notes, 8.875%, 8/1/12                    250,000             265
-----------------------------------------------------------------------------------------
GTE Florida, Sr. Notes, 7.41%, 12/15/23                         1,000,000           1,030
-----------------------------------------------------------------------------------------
Hanover Equipment Trust
   Sr. Notes, 144A, STEP, 8.75%, 9/1/11                           300,000             290
-----------------------------------------------------------------------------------------
Hard Rock Hotel, Sr. Sub. Notes, 9.25%, 4/1/05                    350,000             355
-----------------------------------------------------------------------------------------
Hasbro
   Sr. Notes
        6.60%, 7/15/28                                            150,000             125
-----------------------------------------------------------------------------------------
        8.50%, 3/15/06                                            600,000             624
-----------------------------------------------------------------------------------------
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07                   675,000             236
-----------------------------------------------------------------------------------------
Herbst Gaming, Sr. Notes, 10.75%, 9/1/08                          300,000             314
-----------------------------------------------------------------------------------------
Hercules, Sr. Notes, 11.125%, 11/15/07                          1,150,000           1,282
-----------------------------------------------------------------------------------------
Hilton Hotels, Sr. Notes, 7.625%, 12/1/12                         225,000             225
-----------------------------------------------------------------------------------------
HMH Properties, Sr. Notes, 7.875%, 8/1/08                         225,000             217
-----------------------------------------------------------------------------------------
Hockey Company, Sr. Notes, 11.25%, 4/15/09                        250,000             255
-----------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                      Shares/Par           Value
------------------------------------------------------------------------------------------------
                                                                                    In thousands
Hollywood Casino, 1st Mtg., 11.25%, 5/1/07                               650,000             705
------------------------------------------------------------------------------------------------
Hollywood Park
   Sr. Sub. Notes
        9.25%, 2/15/07                                                   875,000             779
------------------------------------------------------------------------------------------------
        Series B, 9.50%, 8/1/07                                           25,000              22
------------------------------------------------------------------------------------------------
Host Marriott, Series I, Sr. Notes, 9.50%, 1/15/07                       450,000             457
------------------------------------------------------------------------------------------------
Houston Lighting & Power, 1st Mtg., 7.50%, 7/1/23                      3,000,000           2,958
------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals, Sr. Sub. Notes, 10.125%, 7/1/09                  700,000             581
------------------------------------------------------------------------------------------------
Huntsman International, Sr. Notes, 9.875%, 3/1/09                        625,000             628
------------------------------------------------------------------------------------------------
IBM, Sr. Notes, 6.45%, 8/1/07                                          1,000,000           1,127
------------------------------------------------------------------------------------------------
IESI, Sr. Sub. Notes, 144A, 10.25%, 6/15/12                              250,000             241
------------------------------------------------------------------------------------------------
Insight Communications, Sr. Notes, STEP, 0%, 2/15/11                     500,000             275
------------------------------------------------------------------------------------------------
Insight Health Services, Sr. Sub. Notes, 9.875%, 11/1/11                 300,000             287
------------------------------------------------------------------------------------------------
Insight Midwest / Insight Capital, Sr. Notes, 10.50%, 11/1/10            850,000             824
------------------------------------------------------------------------------------------------
Int'l Bank for Recon. & Development
     Sr. Notes, 5.00%, 3/28/06 (S)                                     1,350,000           1,456
------------------------------------------------------------------------------------------------
Inter-American Development Bank
     Sr. Notes, 6.375%, 10/22/07                                       1,100,000           1,260
------------------------------------------------------------------------------------------------
Interface
   Sr. Notes, 10.375%, 2/1/10                                            250,000             237
------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 7.30%, 4/1/08                                         400,000             340
------------------------------------------------------------------------------------------------
International Bank For Reconstruction & Development
     Sr. Notes, 7.625%, 1/19/23                                        1,800,000           2,357
------------------------------------------------------------------------------------------------
International Wire Group, Sr. Notes, 11.75%, 6/1/05                      975,000             614
------------------------------------------------------------------------------------------------
IPC Acquisition, Sr. Sub. Notes, 11.50%, 12/15/09                        600,000             528
------------------------------------------------------------------------------------------------
Iron Mountain
   Sr. Sub. Notes
        8.25%, 7/1/11                                                    125,000             130
------------------------------------------------------------------------------------------------
        8.625%, 4/1/13                                                    75,000              79
------------------------------------------------------------------------------------------------
        8.75%, 9/30/09                                                   125,000             129
------------------------------------------------------------------------------------------------
Jefferson Pilot Capital Trust A
   Jr. Sub. Notes, 144A, 8.14%, 1/15/46                                1,500,000           1,597
------------------------------------------------------------------------------------------------
John Q. Hammons Hotels,
   Series B, 1st Mtg., 8.875%, 5/15/12                                   600,000             604
------------------------------------------------------------------------------------------------
JohnsonDiversey, Sr. Sub. Notes, 144A, 9.625%, 5/15/12                   425,000             446
------------------------------------------------------------------------------------------------
Jostens, Sr. Sub. Notes, 12.75%, 5/1/10                                  855,000             970
------------------------------------------------------------------------------------------------
Kimberly-Clark, Sr. Notes, 6.375%, 1/1/28                              5,000,000           5,457
------------------------------------------------------------------------------------------------
Kinetic Concepts, Sr. Sub. Notes, 9.625%, 11/1/07                        450,000             468
------------------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                      Shares/Par           Value
------------------------------------------------------------------------------------------------
                                                                                    In thousands
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                               1,225,000       $   1,102
------------------------------------------------------------------------------------------------
Kraft Foods, Sr. Notes, 5.625%, 11/1/11                                3,000,000           3,206
------------------------------------------------------------------------------------------------
Kroger, Sr. Notes, 8.05%, 2/1/10                                       2,500,000           2,890
------------------------------------------------------------------------------------------------
Kronos International, Sr. Notes, 8.875%, 6/30/09 (EUR)                   225,000             238
------------------------------------------------------------------------------------------------
La Quinta Inns, Sr. Notes, 7.40%, 9/15/05                                550,000             542
------------------------------------------------------------------------------------------------
Lamar Media, Sr. Sub. Notes, 8.625%, 9/15/07                             600,000             624
------------------------------------------------------------------------------------------------
Lear, Sr. Notes, 8.11%, 5/15/09                                          475,000             502
------------------------------------------------------------------------------------------------
Lehman Brothers, Sr. Notes, 6.625%, 1/18/12                            1,325,000           1,468
------------------------------------------------------------------------------------------------
Lennar, Series B, Sr. Notes, 9.95%, 5/1/10                             1,200,000           1,320
------------------------------------------------------------------------------------------------
Levi Strauss & Company
   Sr. Notes
     11.625%, 1/15/08                                                    300,000             291
------------------------------------------------------------------------------------------------
   144A, 12.25%, 12/15/12                                                250,000             245
------------------------------------------------------------------------------------------------
Liberty National Bank & Trust, Sub. Notes, 6.75%, 6/1/03                 500,000             510
------------------------------------------------------------------------------------------------
LIN Holdings
   Sr. Notes, STEP, 0%, 3/1/08                                           725,000             749
------------------------------------------------------------------------------------------------
LNR Property, Sr. Sub. Notes, 10.50%, 1/15/09                            300,000             309
------------------------------------------------------------------------------------------------
Longview Fibre, Sr. Sub. Notes, 10.00%, 1/15/09                        1,250,000           1,316
------------------------------------------------------------------------------------------------
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                                500,000             510
------------------------------------------------------------------------------------------------
Luscar Coal, Sr. Notes, 9.75%, 10/15/11                                  375,000             413
------------------------------------------------------------------------------------------------
Lyondell Chemical
   Sr. Notes
     9.50%, 12/15/08                                                     275,000             256
------------------------------------------------------------------------------------------------
     9.875%, 5/1/07                                                       75,000              72
------------------------------------------------------------------------------------------------
MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11                               625,000             669
------------------------------------------------------------------------------------------------
Magnum Hunter Resources
   Sr. Notes
     9.60%, 3/15/12                                                      200,000             212
------------------------------------------------------------------------------------------------
     10.00%, 6/1/07                                                      200,000             209
------------------------------------------------------------------------------------------------
Mail Well I Corp., Sr. Notes, 9.625%, 3/15/12                            100,000              88
------------------------------------------------------------------------------------------------
Manitowoc, Sr. Sub. Notes, 144A, 10.50%, 8/1/12                          225,000             234
------------------------------------------------------------------------------------------------
Manufacturers & Traders Trust,
   Sr. Sub. Notes, 8.00%, 10/1/10                                      1,625,000           1,950
------------------------------------------------------------------------------------------------
MBNA America Bank, Sr. Notes, 6.50%, 6/20/06                           1,500,000           1,586
------------------------------------------------------------------------------------------------
MDP Acquisitions, Sr. Notes, 144A, 9.625%, 10/1/12                       275,000             287
------------------------------------------------------------------------------------------------
Mediacom, Sr. Notes, 7.875%, 2/15/11                                     100,000              83
------------------------------------------------------------------------------------------------
Mediacom / Mediacom Capital, Sr. Notes, 9.50%, 1/15/13                    25,000              23
------------------------------------------------------------------------------------------------
Mediacom Broadband, Sr. Notes, 11.00%, 7/15/13                           600,000             606
------------------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                             Shares/Par         Value
-------------------------------------------------------------------------------------
                                                                         In thousands
Mikohn Gaming, Sr. Notes 144A, 11.875%, 8/15/08                 250,000       $   198
-------------------------------------------------------------------------------------
Mirant Americas Generation, Sr. Notes, 8.30%, 5/1/11            790,000           363
-------------------------------------------------------------------------------------
Morgan Stanley Group, Sr. Notes, 6.875%, 3/1/07               4,000,000         4,496
-------------------------------------------------------------------------------------
Motors & Gears, Sr. Notes, 10.75%, 11/15/06                     575,000           518
-------------------------------------------------------------------------------------
MSX International, Sr. Sub. Notes, 11.375%, 1/15/08             375,000           146
-------------------------------------------------------------------------------------
National Waterworks, Sr. Sub. Notes, 144A, 10.50%, 12/1/12      375,000           394
-------------------------------------------------------------------------------------
Navistar International, Series B, Sr. Notes, 9.375%, 6/1/06     275,000           264
-------------------------------------------------------------------------------------
New Jersey Bell Telephone, Sr. Notes, 6.80%, 12/15/24         2,500,000         2,479
-------------------------------------------------------------------------------------
News America Holdings, Sr. Notes, 9.25%, 2/1/13               3,090,000         3,719
-------------------------------------------------------------------------------------
Nextel Communications
   Sr. Notes
     9.375%, 11/15/09                                           100,000            91
-------------------------------------------------------------------------------------
   STEP, 0%, 2/15/08                                            200,000           182
-------------------------------------------------------------------------------------
   STEP, 10.65%, 9/15/07                                      1,050,000         1,008
-------------------------------------------------------------------------------------
Nextel Partners
   Sr. Notes
     12.50%, 11/15/09                                           250,000           225
-------------------------------------------------------------------------------------
   STEP, 0%, 2/1/09                                              25,000            19
-------------------------------------------------------------------------------------
NGC, Sr. Notes, 6.75%, 12/15/05                               1,000,000           345
-------------------------------------------------------------------------------------
Niagara Mohawk Power, Sr. Notes, 7.625%, 10/1/05              1,512,195         1,670
-------------------------------------------------------------------------------------
Noram Energy, Sr. Notes, 6.50%, 2/1/08                          521,000           432
-------------------------------------------------------------------------------------
Norfolk Southern, Sr. Notes, 7.80%, 5/15/27                   4,000,000         4,865
-------------------------------------------------------------------------------------
Nortek, Series B, Sr. Sub. Notes, 9.875%, 6/15/11               500,000           501
-------------------------------------------------------------------------------------
Northrop Grumman, Sr. Notes, 7.875%, 3/1/26                   2,000,000         2,371
-------------------------------------------------------------------------------------
Northwest Airlines, Sr. Sub. Notes, 9.875%, 3/15/07             150,000            96
-------------------------------------------------------------------------------------
NYNEX, Sr. Notes, 9.55%, 5/1/10                                 722,640           817
-------------------------------------------------------------------------------------
Ontario Province of Canada, Sr. Notes, 6.00%, 2/21/06         2,650,000         2,935
-------------------------------------------------------------------------------------
Oracle, Sr. Notes, 6.91%, 2/15/07                             3,000,000         3,270
-------------------------------------------------------------------------------------
Owens Brockway Glass Container, Sr. Notes, 8.875%, 2/15/09      800,000           820
-------------------------------------------------------------------------------------
P&L Coal
   Sr. Notes, 8.875%, 5/15/08                                   296,000           312
-------------------------------------------------------------------------------------
   Sr. Sub. Notes, 9.625%, 5/15/08                              300,000           317
-------------------------------------------------------------------------------------
Pacific Bell, Sr. Notes, 7.375%, 7/15/43                      4,000,000         4,396
-------------------------------------------------------------------------------------
Packaged Ice, Series B, Sr. Sub. Notes, 9.75%, 2/1/05           350,000           273
-------------------------------------------------------------------------------------
Packaging Corp. of America, Sr. Sub. Notes
   9.625%, 4/1/09                                             1,000,000         1,080
-------------------------------------------------------------------------------------
Paperboard, Sr. Notes, 8.375%, 9/15/07                          600,000           576
-------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Paxson Communications
   Sr. Sub. Notes
     10.75%, 7/15/08                                       500,000      $    490
--------------------------------------------------------------------------------
   STEP, 0%, 1/15/09                                       375,000           234
--------------------------------------------------------------------------------
Penn National Gaming, Sr. Sub. Notes, 11.125%, 3/1/08      750,000           817
--------------------------------------------------------------------------------
Petro Stopping, Sr. Notes, 10.50%, 2/1/07                1,000,000           935
--------------------------------------------------------------------------------
Petrobras International, Sr. Notes, 9.875%, 5/9/08       1,340,000         1,226
--------------------------------------------------------------------------------
Petroleum Helicopters, Sr. Notes, 9.375%, 5/1/09           375,000           394
--------------------------------------------------------------------------------
Phillips Petroleum, Sr. Notes, 7.00%, 3/30/29            4,000,000         4,493
--------------------------------------------------------------------------------
Plastipak Holdings, Sr. Notes, 10.75%, 9/1/11              750,000           791
--------------------------------------------------------------------------------
Playtex Products, Sr. Sub. Notes, 9.375%, 6/1/11           500,000           545
--------------------------------------------------------------------------------
Potlatch, Sr. Sub. Notes, 10.00%, 7/15/11                  425,000           465
--------------------------------------------------------------------------------
Premier Parks, Sr. Notes, 9.75%, 6/15/07                   400,000           390
--------------------------------------------------------------------------------
Primedia
   Sr. Notes
     8.50%, 2/1/06                                         425,000           397
--------------------------------------------------------------------------------
     10.25%, 6/1/04                                        350,000           350
--------------------------------------------------------------------------------
Province of Manitoba, Sr. Notes, 7.50%, 2/22/10          5,600,000         6,853
--------------------------------------------------------------------------------
Quantas Airways, Sr. Notes, 7.50%, 6/30/03               1,000,000         1,012
--------------------------------------------------------------------------------
Quebecor Media, Sr. Notes, 11.125%, 7/15/11                325,000           299
--------------------------------------------------------------------------------
R.H. Donnelley Finance
   Sr. Notes, 144A, 8.875%, 12/15/10                        50,000            53
--------------------------------------------------------------------------------
   Sr. Sub. Notes, 144A, 10.875%, 12/15/12                 775,000           845
--------------------------------------------------------------------------------
Radio One, Sr. Sub. Notes, 8.875%, 7/1/11                  500,000           536
--------------------------------------------------------------------------------
Republic of Korea, 8.875%, 4/15/08                         424,000           524
--------------------------------------------------------------------------------
Resolution Performance, Sr. Sub. Notes,
   144A, 13.50%, 11/15/10                                  250,000           264
--------------------------------------------------------------------------------
Rexnord, Sr. Sub. Notes, 144A, 10.125%, 12/15/12           425,000           440
--------------------------------------------------------------------------------
Riviera Holdings, Sr. Notes, 11.00%, 6/15/10               250,000           225
--------------------------------------------------------------------------------
Rogers Cantel
   Sr. Notes
     8.80%, 10/1/07                                         25,000            21
--------------------------------------------------------------------------------
     9.375%, 6/1/08                                        250,000           237
--------------------------------------------------------------------------------
Rogers Wireless, Sr. Notes, 9.625%, 5/1/11                 300,000           281
--------------------------------------------------------------------------------
Ryland Group
   Sr. Notes, 9.75%, 9/1/10                                100,000           109
--------------------------------------------------------------------------------
   Sr. Sub. Notes, 9.125%, 6/15/11                         500,000           530
--------------------------------------------------------------------------------
Salem Communications, Sr. Sub. Notes, 9.00%, 7/1/11        500,000           523
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                            Shares/Par           Value
--------------------------------------------------------------------------------------
                                                                          In thousands
Salt Holdings, Sr. Notes, 144A, STEP, 0%, 12/15/12             525,000       $     284
--------------------------------------------------------------------------------------
Sanmina, Sr. Notes, 144A, 10.375%, 1/15/10                     200,000             202
--------------------------------------------------------------------------------------
SBC Communications, Sr. Notes, 6.25%, 3/15/11                1,100,000           1,206
--------------------------------------------------------------------------------------
Schuff Steel, Sr. Notes, 10.50%, 6/1/08                        450,000             360
--------------------------------------------------------------------------------------
Seagate Tech, Sr. Notes, 144A, 8.00%, 5/15/09                  325,000             333
--------------------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 6.80%, 7/1/04                      2,500,000           2,565
--------------------------------------------------------------------------------------
Sequa, Sr. Notes, 9.00%, 8/1/09                                 75,000              72
--------------------------------------------------------------------------------------
ServiceMaster, Sr. Notes, 7.45%, 8/15/27                       400,000             422
--------------------------------------------------------------------------------------
Siebe
   Sr. Notes, 144A
     6.50%, 1/15/10                                          2,000,000           1,764
--------------------------------------------------------------------------------------
     7.125%, 1/15/07                                         1,500,000           1,466
--------------------------------------------------------------------------------------
Silgan Holdings, Sr. Sub. Notes, 9.00%, 6/1/09                 925,000             962
--------------------------------------------------------------------------------------
Simmons, Sr. Sub. Notes, 10.25%, 3/15/09                       400,000             434
--------------------------------------------------------------------------------------
Sinclair Broadcast Group, Sr. Sub. Notes
   144A, 8.00%, 3/15/12                                        700,000             726
--------------------------------------------------------------------------------------
SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                          300,000             273
--------------------------------------------------------------------------------------
Six Flags
   Sr. Notes
     8.875%, 2/1/10                                            350,000             327
--------------------------------------------------------------------------------------
     9.50%, 2/1/09                                             525,000             506
--------------------------------------------------------------------------------------
Smithfield Foods, Sr. Notes, 8.00%, 10/15/09                   750,000             765
--------------------------------------------------------------------------------------
Smurfit Capital, Sr. Notes, 6.75%, 11/20/05                    250,000             254
--------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Sr. Sub. Notes
   9.625%, 11/1/09                                             550,000             571
--------------------------------------------------------------------------------------
Speedway Motorsports, Sr. Sub. Notes, 8.50%, 8/15/07         1,000,000           1,045
--------------------------------------------------------------------------------------
SPX, Sr. Notes, 144A, 7.50%, 1/1/13                            275,000             278
--------------------------------------------------------------------------------------
St. Paul Companies, Sr. Notes, 5.75%, 3/15/07                1,525,000           1,583
--------------------------------------------------------------------------------------
Starwood Hotels & Resorts, Sr. Notes, 7.375%, 5/1/07           400,000             395
--------------------------------------------------------------------------------------
State Street, Sr. Sub. Notes, 7.65%, 6/15/10                 2,225,000           2,640
--------------------------------------------------------------------------------------
Station Casinos, Sr. Sub. Notes, 9.875%, 7/1/10                500,000             542
--------------------------------------------------------------------------------------
Steel Dynamics, Sr. Notes, 9.50%, 3/15/09                      740,000             777
--------------------------------------------------------------------------------------
Stena, Sr. Notes, 144A, 9.625%, 12/1/12                        100,000             103
--------------------------------------------------------------------------------------
Stone Container
   Sr. Notes
     8.375%, 7/1/12                                            350,000             359
--------------------------------------------------------------------------------------
     9.75%, 2/1/11                                             500,000             537
--------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                      Shares/Par            Value
-------------------------------------------------------------------------------------------------
                                                                                     In thousands
Swift Energy
   Sr. Sub. Notes
       9.375%, 5/1/12                                                    200,000       $     194
       -----------------------------------------------------------------------------------------
       10.25%, 8/1/09                                                    400,000             396
------------------------------------------------------------------------------------------------
Synagro Technologies, Sr. Notes, 9.50%, 4/1/09                           625,000             652
------------------------------------------------------------------------------------------------
Telecorp PCS, Sr. Sub. Notes, 10.625%, 7/15/10                           125,000             133
------------------------------------------------------------------------------------------------
Telefonica Europe, Sr. Notes, 7.35%, 9/15/05                           1,660,000           1,828
------------------------------------------------------------------------------------------------
Tenneco Packaging, Sr. Notes, 7.20%, 12/15/05                          1,000,000           1,103
------------------------------------------------------------------------------------------------
Terex, Sr. Sub. Notes, 10.375%, 4/1/11                                   100,000              94
------------------------------------------------------------------------------------------------
Time Warner, Sr. Notes, 7.48%, 1/15/08                                 1,400,000           1,493
------------------------------------------------------------------------------------------------
TNP Enterprises, Sr. Sub. Notes, 10.25%, 4/1/10                          200,000             188
------------------------------------------------------------------------------------------------
Transwestern Holdings, Sr. Notes, STEP, 11.875%, 11/15/08                225,000             238
------------------------------------------------------------------------------------------------
Transwestern Publishing, Sr. Sub. Notes, 9.625%, 11/15/07                600,000             630
------------------------------------------------------------------------------------------------
TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09               1,000,000           1,060
------------------------------------------------------------------------------------------------
Travelers Property Casualty, Sr. Notes, 6.75%, 11/15/06                1,500,000           1,643
------------------------------------------------------------------------------------------------
Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09                         800,000             884
------------------------------------------------------------------------------------------------
Trimas, Sr. Sub. Notes, 144A, 9.875%, 6/15/12                            550,000             544
------------------------------------------------------------------------------------------------
Tritel PCS, Sr. Notes, 10.375%, 1/15/11                                  300,000             318
------------------------------------------------------------------------------------------------
Triton PCS, Sr. Sub. Notes, STEP, 0%, 5/1/08                             375,000             323
------------------------------------------------------------------------------------------------
TRW, MTN, 7.37%, 4/18/07                                               2,000,000           2,264
------------------------------------------------------------------------------------------------
Turning Stone Casino Resort
   Sr. Notes, 144A, 9.125%, 12/15/10                                     200,000             205
------------------------------------------------------------------------------------------------
Tyco International
   Sr. Notes
       6.125%, 1/15/09                                                    75,000              69
       -----------------------------------------------------------------------------------------
       6.25%, 6/15/03                                                  1,000,000             990
       -----------------------------------------------------------------------------------------
       6.375%, 10/15/11                                                  325,000             304
       -----------------------------------------------------------------------------------------
       6.75%, 2/15/11                                                     50,000              46
       -----------------------------------------------------------------------------------------
UCAR Finance, Sr. Notes, 10.25%, 2/15/12                                 400,000             312
------------------------------------------------------------------------------------------------
Union Bank Switzerland, Sr. Sub. Notes, 7.25%, 7/15/06                 1,000,000           1,152
------------------------------------------------------------------------------------------------
Union Pacific, Sr. Notes, 6.50%, 4/15/12                               2,000,000           2,248
------------------------------------------------------------------------------------------------
United Mexican States, Sr. Notes, 7.50%, 1/14/12 (S)                   2,000,000           2,153
------------------------------------------------------------------------------------------------
Universal Compression, Sr. Disc. Notes, STEP, 0%, 2/15/08              1,250,000           1,275
------------------------------------------------------------------------------------------------
UST, Sr. Notes, 144A, 6.625%, 7/15/12                                  1,200,000           1,302
------------------------------------------------------------------------------------------------
UtiliCorp United, Sr. Notes, 6.875%, 10/1/04                           1,500,000           1,155
------------------------------------------------------------------------------------------------
Venetian Casino, 2nd Mtg., 144A, 11.00%, 6/15/10                         875,000             914
------------------------------------------------------------------------------------------------
Viacom, Sr. Notes, 6.625%, 5/15/11                                     2,500,000           2,827
------------------------------------------------------------------------------------------------
Vicar Operating, Sr. Sub. Notes, 9.875%, 12/1/09                         450,000             491
------------------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

WCI Communities, Sr. Sub. Notes, 10.625%, 2/15/11           275,000    $     267
--------------------------------------------------------------------------------
WestAmerica Banc, Sr. Sub. Notes, 6.99%, 9/30/03          1,500,000        1,536
--------------------------------------------------------------------------------
Westport Resources, Sr. Sub. Notes, 8.25%, 11/1/11          125,000          131
--------------------------------------------------------------------------------
Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08                     750,000          798
--------------------------------------------------------------------------------
Willamette Industries, MTN, 7.85%, 7/1/26                 1,000,000        1,124
--------------------------------------------------------------------------------
Williams Scotsman, Sr. Notes, 9.875%, 6/1/07                325,000          299
--------------------------------------------------------------------------------
Willis Corroon, Sr. Sub. Notes, 9.00%, 2/1/09               900,000          949
--------------------------------------------------------------------------------
XL Capital Finance, Sr. Notes, 6.50%, 1/15/12             1,250,000        1,337
--------------------------------------------------------------------------------
Young Broadcasting
   Sr. Sub. Notes
        8.75%, 6/15/07                                      102,000           99
--------------------------------------------------------------------------------
        9.00%, 1/15/06                                      271,000          266
--------------------------------------------------------------------------------
        10.00%, 3/1/11                                      177,000          177
--------------------------------------------------------------------------------
Yum! Brands, Sr. Notes, 7.70%, 7/1/12                       350,000          366
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $296,444)                                    305,446
                                                                       ---------
CONVERTIBLE BONDS 0.0%

Solectron, LYONs, 11/20/20                                  625,000          321
--------------------------------------------------------------------------------
Total Convertible Bonds (Cost $305)                                          321
                                                                       ---------
ASSET-BACKED SECURITIES 0.3%

American Express, Series 2000-1, Class A, 7.20%, 9/17/07  1,135,000        1,254
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2000-A1, 6.90%, 10/15/07                        2,800,000        3,120
--------------------------------------------------------------------------------
Nationsbank Credit Card Master Trust
   Series 1993-A, 6.00%, 12/15/05                           140,000          146
--------------------------------------------------------------------------------
Railcar Trust, 7.75%, 6/1/04                                 27,446           29
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $4,255)                                4,549
                                                                       ---------
NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 0.9%

Corestates Home Equity Loan, 94 1 E2, 6.65%, 5/15/09         20,223           20
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Security
     Series 1998, Class A2, CMO, MPC
          6.42%, 5/15/35                                  3,000,000        3,377
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                                Shares/Par          Value
-----------------------------------------------------------------------------------------
                                                                             In thousands
GSR Mortgage Loan Trust
     Series 2001-1, Class A12, VR, 10/25/31                        403,926      $     403
-----------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities
     Series 2001-CIBC, Class A3, CMO
          6.26%, 3/15/33                                         5,450,000          6,069
-----------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital
     Series 2002-A2, CMO, 5.98%, 1/15/39                         2,800,000          3,081
-----------------------------------------------------------------------------------------
Residential Funding Mortgage
     Series 1999, Class A-1, CMO, 6.50%, 1/25/29                 1,062,460          1,074
-----------------------------------------------------------------------------------------
Total Non-U.S. Government Mortgage-Backed Securities (Cost $12,824)                14,024
                                                                                ---------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.9%

Federal Home Loan Mortgage Assn.
        7.00%, 6/1/32                                            6,234,937          6,550
-----------------------------------------------------------------------------------------
        10.00%, 10/1/10                                                722              1
-----------------------------------------------------------------------------------------
   TBA, 6.50%, 1/1/18-1/1/33                                     3,393,382          3,536
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.
        6.00%, 9/1/17 - 3/1/29                                  11,314,091         11,931
-----------------------------------------------------------------------------------------
        6.50%, 1/1/18-1/1/33                                     8,100,756          8,456
-----------------------------------------------------------------------------------------
        7.00%, 4/1/26 - 4/1/32                                   2,696,755          2,836
-----------------------------------------------------------------------------------------
Government National Mortgage Assn.

        6.50%, 9/15/25 - 4/15/29                                 6,077,660          6,400
-----------------------------------------------------------------------------------------
        7.00%, 12/15/23 - 12/15/30                               4,288,535          4,560
-----------------------------------------------------------------------------------------
        7.50%, 9/15/22 - 1/15/28                                 2,604,454          2,797
-----------------------------------------------------------------------------------------
        8.00%, 6/15/17 - 11/15/25                                1,918,914          2,103
-----------------------------------------------------------------------------------------
        8.50%, 3/15/05 - 2/15/25                                   782,639            865
-----------------------------------------------------------------------------------------
        9.00%, 6/15/19 - 2/15/20                                    12,669             14
-----------------------------------------------------------------------------------------
        9.50%, 4/15/20 - 9/15/21                                    66,317             74
-----------------------------------------------------------------------------------------
        10.00%, 11/15/09                                             3,249              4
-----------------------------------------------------------------------------------------
        10.50%, 5/15/15                                              4,450              5
-----------------------------------------------------------------------------------------
        11.00%, 3/15/10 - 1/15/20                                  268,572            302
-----------------------------------------------------------------------------------------
        11.50%, 3/15/10 - 3/15/16                                  393,664            446
-----------------------------------------------------------------------------------------
   GPM, 9.50%, 8/15 - 9/15/09                                       56,158             62
-----------------------------------------------------------------------------------------
   Midget, 6.00%, 2/15 - 6/15/14                                   867,813            921
-----------------------------------------------------------------------------------------
   TBA, 7.00%, 1/1/33                                               29,000             31
-----------------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

    II

        8.50%, 6/20/25 - 6/20/26                           825,613       $   902
--------------------------------------------------------------------------------
        9.00%, 6/20/20                                      88,989            99
--------------------------------------------------------------------------------
        9.50%, 8/20/22                                      21,888            24
--------------------------------------------------------------------------------
       10.00%, 10/20/16 - 1/20/22                           27,598            31
--------------------------------------------------------------------------------
    ARM,6.75%, 8/20/23                                      37,075            38
--------------------------------------------------------------------------------
    TBA
        5.50%, 1/1/33                                   16,000,000        16,260
--------------------------------------------------------------------------------
        6.00%, 1/1/33                                    7,891,804         8,156
--------------------------------------------------------------------------------
U.S. Department of Veteran Affairs
    CMO, VR, 3/15/25                                       291,574           338
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Securities
    (Cost $75,146)                                                        77,742
                                                                         -------
U.S. GOVERNMENT OBLIGATIONS/ AGENCIES 10.7%

Federal Home Loan Banks
        5.75%, 5/15/12                                   6,375,000         7,094
--------------------------------------------------------------------------------
        6.34%, 10/19/05                                  4,875,000         5,423
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Assn., 5.125%, 7/15/12 (S)      582,000           619
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
        5.25%, 8/1/12                                    3,310,000         3,455
--------------------------------------------------------------------------------
        5.75%, 4/15/03 - 6/15/05 (S)                    17,665,000        18,776
--------------------------------------------------------------------------------
        5.80%, 12/10/03                                 13,000,000        13,544
--------------------------------------------------------------------------------
        6.47%, 9/25/12                                   3,000,000         3,506
--------------------------------------------------------------------------------
        7.125%, 2/15/05 (S)                             10,000,000        11,089
--------------------------------------------------------------------------------
U.S. Treasury Bonds
        5.375%, 2/15/31 (S)                              2,000,000         2,181
--------------------------------------------------------------------------------
        6.25%, 8/15/23 (S)                               2,000,000         2,352
--------------------------------------------------------------------------------
        6.50%, 11/15/26 (S)                             25,000,000        30,440
--------------------------------------------------------------------------------
        7.125%, 2/15/23 (S)                              3,500,000         4,510
--------------------------------------------------------------------------------
        7.25%, 5/15/16                                   6,000,000         7,691
--------------------------------------------------------------------------------
        8.125%, 8/15/19 (S)                                300,000           418
--------------------------------------------------------------------------------
        8.75%, 5/15/20                                   1,000,000         1,476
--------------------------------------------------------------------------------
        9.25%, 2/15/16 (S)                               3,000,000         4,456
--------------------------------------------------------------------------------
       11.625%, 11/15/04 (S)                                20,000            24
--------------------------------------------------------------------------------
       13.875%, 5/15/11 (S)                                190,000           261
--------------------------------------------------------------------------------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

U.S. Treasury Notes
        3.00%, 11/15/07 (S)                              5,700,000    $    5,769
--------------------------------------------------------------------------------
        3.50%, 11/15/06 (S)                              1,925,000         2,003
--------------------------------------------------------------------------------
        4.25%, 11/15/03 (S)                              8,900,000         9,133
--------------------------------------------------------------------------------
        4.375%, 8/15/12 (S)                              3,895,000         4,075
--------------------------------------------------------------------------------
        4.75%, 11/15/08 (S)                             21,019,000        22,949
--------------------------------------------------------------------------------
        4.875%, 2/15/12                                    950,000         1,032
--------------------------------------------------------------------------------
        6.25%, 2/15/03 (S)                               4,350,000         4,376
--------------------------------------------------------------------------------
        7.875%, 11/15/04 (S)                             2,650,000         2,959
--------------------------------------------------------------------------------

Total U.S. Government Obligations/Agencies
    (Cost $158,059)                                                      169,611
                                                                        --------
SHORT-TERM INVESTMENTS 3.7%

Money Market Fund 3.7%
T. Rowe Price Reserve Investment Fund, 1.53% #          59,354,328        59,354
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $59,354)                               59,354
                                                                        --------

T. ROWE PRICE BALANCED FUND
-------------------------------------------------------------------------------

                                                                          Value
-------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
101.5% of Net Assets (Cost $1,419,207)                             $  1,606,269

Other Assets Less Liabilities                                           (24,486)
                                                                   ------------
NET ASSETS                                                         $  1,581,783
                                                                   ------------


    #   Seven-day yield
    *   Non-income producing
  (S)   All or a portion of this security is on loan at December 31, 2002 - See
        Note 2
    + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total of such securities at period-end amounts to $3,222 and represents 0.2% of net assets
  [_]   Security valued by the Fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $23,846 and represents 1.5% of net assets
  ADR   American Depository Receipts
  ARM   Adjustable Rate Mortgage
  AUD   Australian dollar
  CHF   Swiss franc
  CMO   Collateralized Mortgage Obligation
  ETC   Equipment Trust Certificate
  EUR   Euro
  GBP   British pound
  GDR   Global Depository Receipts
  GPM   Graduated Payment Mortgage
  HKD   Hong Kong dollar
  JPY   Japanese yen
LYONs   Liquid Yield Option Notes
  MPC   Mortgage Pass-Through Certificate
  MTN   Medium-Term Note
  MXN   Mexican peso
  NOK   Norwegian krone
  PIK   Payment-in-Kind
  PTC   Pass-Through Certificate
 REIT   Real Estate Investment Trust
  SEK   Swedish krona
  SGD   Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
  TBA   To Be Announced security was purchased on a forward commitment basis
   VR   Variable Rate
  ZAR   South African rand

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
-------------------------------------------------------------------------------

                                                             December 31, 2002

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value (cost $1,419,207)             $   1,606,269
Securities lending collateral                                           183,141
Other assets                                                             36,967
                                                                  -------------
Total assets                                                          1,826,377
                                                                  -------------
Liabilities

Obligation to return securities lending collateral                      183,141
Other liabilities                                                        61,453
                                                                  -------------
Total liabilities                                                       244,594
                                                                  -------------
NET ASSETS                                                        $   1,581,783
                                                                  -------------
Net Assets Consist of:
Undistributed net investment income (loss)                        $         207
Undistributed net realized gain (loss)                                  (24,910)
Net unrealized gain (loss)                                              187,114
Paid-in-capital applicable to 102,013,220 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,419,372
                                                                  -------------

NET ASSETS                                                        $   1,581,783
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       15.51
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                            Year
                                                                           Ended
                                                                        12/31/02

Investment Income (Loss)

Income
  Interest                                                         $      41,375
  Dividend                                                                18,573
  Securities lending                                                         538
  Other                                                                       55
                                                                   -------------
  Total income                                                            60,541
                                                                   -------------
Expenses
  Investment management                                                    7,791
  Shareholder servicing                                                    4,770
  Custody and accounting                                                     270
  Prospectus and shareholder reports                                          85
  Proxy and annual meeting                                                    22
  Registration                                                                22
  Legal and audit                                                             19
  Directors                                                                   14
  Miscellaneous                                                               12
                                                                   -------------
  Total expenses                                                          13,005
  Expenses paid indirectly                                                  (34)
                                                                   -------------
  Net expenses                                                            12,971
                                                                   -------------
Net investment income (loss)                                              47,570
                                                                   -------------
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            (24,587)
  Foreign currency transactions                                            (199)
                                                                   -------------
  Net realized gain (loss)                                              (24,786)
                                                                   -------------

Change in net unrealized gain (loss)
  Securities                                                           (172,258)
  Other assets and liabilities
  denominated in foreign currencies                                           59
                                                                   -------------
  Change in net unrealized gain (loss)                                 (172,199)
                                                                   -------------
Net realized and unrealized gain (loss)                                (196,985)
                                                                   -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   (149,415)
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                          Year
                                                         Ended
                                                      12/31/02          12/31/01

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                     $    47,570     $     51,604
  Net realized gain (loss)                             (24,786)           5,340
  Change in net unrealized gain (loss)                (172,199)        (133,935)
                                                   ------------    -------------
  Increase (decrease) in net assets from
  operations                                          (149,415)         (76,991)
                                                   ------------    -------------
Distributions to shareholders
  Net investment income                                (47,248)         (52,417)
  Net realized gain                                     (3,035)         (37,632)
                                                   ------------    -------------
  Decrease in net assets from distributions            (50,283)         (90,049)
                                                   ------------    -------------
Capital share transactions *
  Shares sold                                          340,868          428,590
  Distributions reinvested                              48,241           86,538
  Shares redeemed                                     (398,810)        (452,626)
                                                   ------------    -------------
  Increase (decrease) in net assets from capital
  share transactions                                    (9,701)          62,502
                                                   ------------    -------------
Net Assets
Increase (decrease) during period                     (209,399)        (104,538)
Beginning of period                                  1,791,182        1,895,720
                                                   ------------    -------------
End of period                                      $ 1,581,783     $  1,791,182
                                                   ------------    -------------
*Share information
  Shares sold                                           20,730           23,555
  Distributions reinvested                               2,986            4,964
  Shares redeemed                                      (24,095)         (24,992)
                                                   ------------    -------------
  Increase (decrease) in shares outstanding               (379)           3,527

The accompanying notes are an integral part of these financial statements.

    44

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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
                                                               December 31, 2002


  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

      The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

    45

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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

      Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $32,000 and $2,000, respectively, for the year ended December 31, 2002.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day;

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

      any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2002, the value of loaned securities was $169,999,000; aggregate collateral consisted of $176,132,000 in the securities lending collateral pool and U.S. government securities valued at $3,828,000.

      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $398,220,000 and $342,050,000, respectively, for the year ended December 31, 2002. Purchases and sales of U.S. government securities aggregated $404,098,000 and $514,100,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

      Distributions during the year ended December 31, 2002 were characterized as follows for tax purposes:

      Ordinary income                                            $ 47,248,000
      Long-term capital gain                                        3,035,000
                                                                 ------------
      Total distributions                                        $ 50,283,000
                                                                 ------------

T. ROWE PRICE BALANCED FUND
-------------------------------------------------------------------------------

     At December 31, 2002, the tax-basis components of net assets were as follows:

     Unrealized appreciation                                  $   290,584,000
     Unrealized depreciation                                     (114,019,000)
                                                              ---------------
     Net unrealized appreciation (depreciation)                   176,565,000
     Undistributed ordinary income                                    207,000
     Capital loss carryforwards                                   (14,361,000)
     Paid-in capital                                            1,419,372,000
                                                              ---------------
     Net assets                                               $ 1,581,783,000
                                                              ---------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $10,176,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2002, the fund had $14,361,000 of capital loss carryforwards that expire in 2010.

     For the year ended December 31, 2002, the fund recorded the following permanent reclassifications. Results of operations and net assets were not affected by these reclassifications.

     Undistributed net investment income                      $      (115,000)
     Undistributed net realized gain                                   79,000
     Paid-in capital                                                   36,000

     At December 31, 2002, the cost of investments for federal income tax purposes was $1,429,755,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly.

    48

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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

     The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At December 31, 2002, the effective annual group fee rate was 0.32%, and the investment management fee payable totaled $637,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $3,970,000 for the year ended December 31, 2002, of which $370,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $837,000 and are reflected as interest income in the accompanying Statement of Operations.

    49

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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

  REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To The Board of Directors and Shareholders of T. Rowe Price Balanced Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Balanced Fund, Inc. (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 21, 2003

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

  TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/02

   We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

   The fund's distributions to shareholders included:

   . $ 3,035,000 from long-term capital gains, subject to the 20% rate gains category.

   For corporate shareholders, $12,328,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)          Principal Occupation(s) During Past 5 Years and
Year Elected*            Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering       Director, Chairman of the Board, President, and Chief
(1/28/45)                Executive Officer, The Rouse Company, real estate
2001                     developers
--------------------------------------------------------------------------------
Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                and management advisory firm
1991
--------------------------------------------------------------------------------
David K. Fagin           Director, Dayton Mining Corp. (6/98 to present), Golden
(4/9/38)                 Star Resources Ltd., and Canyon Resources Corp. (5/00
1991                     to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                consulting environmental and civil engineers
2001
--------------------------------------------------------------------------------
Hanne M. Merriman        Retail Business Consultant; Director, Ann Taylor Stores
(11/16/41)               Corp., Ameren Corp., Finlay Enterprises, Inc., The
1994                     Rouse Company, and US Airways Group, Inc.
--------------------------------------------------------------------------------
John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a real
(10/21/46)               estate investment company; Senior Advisor and Partner,
2001                     Blackstone Real Estate Advisors, L.P.; Director, AMLI
                         Residential Properties Trust, Host Marriott Corp., and
                         The Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos            Owner/President, Stonington Capital Corp., a private
(8/2/33)                 investment company
1991
--------------------------------------------------------------------------------
Paul M. Wythes           Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                capital limited partnership, providing equity capital
1992                     to young high-technology companies throughout the
                         United States; Director, Teltone Corp.
--------------------------------------------------------------------------------
*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price  Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]      Directorships of Other Public Companies
--------------------------------------------------------------------------------
James A.C. Kennedy        Director and Vice President, T. Rowe Price and T. Rowe
(8/15/53)                 Price Group, Inc.
1997
[37]
--------------------------------------------------------------------------------
James S. Riepe            Director and Vice President, T. Rowe Price; Vice
(6/25/43)                 Chairman of the Board, Director, and Vice President,
1991                      T. Rowe Price Group, Inc.; Chairman of the Board and
[105]                     Director, T. Rowe Price Global Asset Management
                          Limited, T. Rowe Price Investment Services, Inc., T.
                          Rowe Price Retirement Plan Services, Inc., and T. Rowe
                          Price Services, Inc.; Chairman of the Board, Director,
                          President, and Trust Officer, T. Rowe Price Trust
                          Company; Director, T. Rowe Price International, Inc.,
                          and T. Rowe Price Global Investment Services Limited;
                          Chairman of the Board, Balanced Fund
--------------------------------------------------------------------------------
M. David Testa            Chief Investment Officer, Director, and Vice
(4/22/44)                 President, T. Rowe Price; Vice Chairman of the Board,
1991                      Chief Investment Officer, Director, and Vice
[105]                     President, T. Rowe Price Group, Inc.; Director, T.
                          Rowe Price Global Asset Management Limited, T. Rowe
                          Price Global Investment Services Limited, and T. Rowe
                          Price International, Inc.; Director and Vice
                          President, T. Rowe Price Trust Company; Vice
                          President, Balanced Fund
--------------------------------------------------------------------------------
*Each inside director serves until the election of a successor.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
-------------------------------------------------------------------------------------------
Stephen W. Boesel (12/28/44)            Vice President, T. Rowe Price, T. Rowe Price
Vice President, Balanced Fund           Group, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Balanced Fund                Price Group, Inc., and T. Rowe Price Investment
                                        Services, Inc.
-------------------------------------------------------------------------------------------
Wendy R. Diffenbaugh (10/2/53)          Assistant Vice President, T. Rowe Price
Vice President, Balanced Fund
-------------------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe Price
Vice President, Balanced Fund           Group, Inc., T. Rowe Price Investment Services,
                                        Inc., T. Rowe Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services, Inc.
-------------------------------------------------------------------------------------------
J. Jeffrey Lang (1/10/62)               Vice President, T. Rowe Price and T. Rowe Price
Vice President, Balanced Fund           Trust Company
-------------------------------------------------------------------------------------------
Nathaniel S. Levy (7/13/62)             Vice President, T. Rowe Price and T. Rowe
Vice President, Balanced Fund           Price Group, Inc.
-------------------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price and
Secretary, Balanced Fund                T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------------------
David S. Middleton (1/18/56)            Vice President, T. Rowe Price, T. Rowe Price
Controller, Balanced Fund               Group, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------
Raymond A. Mills (12/3/60)              Vice President, T. Rowe Price, T. Rowe Price
Vice President, Balanced Fund           Group, Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------
Edmund M. Notzon III (10/1/45)          Vice President, T. Rowe Price, T. Rowe
Vice President, Balanced Fund           Price Group, Inc., T. Rowe Price Investment
                                        Services, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------
Mark J. Vaselkiv (7/22/58)              Vice President, T. Rowe Price and T. Rowe
Vice President, Balanced Fund           Price Group, Inc.
-------------------------------------------------------------------------------------------
Richard T. Whitney (5/7/58)             Vice President, T. Rowe Price, T. Rowe Price
President, Balanced Fund                Group, Inc., T. Rowe Price Trust Company, and
                                        T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

     INVESTMENT SERVICES AND INFORMATION

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

         *T. Rowe Price Brokerage is a division of T. Rowe Price Investment
          Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

      T. ROWE PRICE RETIREMENT SERVICES

               T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

               PLANNING TOOLS AND SERVICES

               T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

               IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

               Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

               INVESTMENT VEHICLES

               Individual Retirement Accounts (IRAs)
               No-Load Variable Annuities
               Small Business Retirement Plans

               *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

   www.troweprice.com

      ACCOUNT INFORMATION

      Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

      AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

      FINANCIAL TOOLS AND CALCULATORS

      College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

      Morningstar(R) Portfolio Tracker(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

      Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

      Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

      INVESTMENT TRACKING AND INFORMATION

      My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

      Morningstar(R) Portfolio Watchlist(SM). Like the Portfolio
      Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

      Morningstar(R) Portfolio X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE COLLEGE PLANNING
--------------------------------------------------------------------------------

   COLLEGE PLANNING

      With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

      T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

      We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

      Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

      College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

      College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. ROWE PRICE ADVISORY SERVICES
--------------------------------------------------------------------------------

      ADVISORY SERVICES

               If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

               The T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

               Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

               T. Rowe Price Investment Checkup(R) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Morningstar(R) Clear Future(SM) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

               *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

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

T. ROWE PRICE BROKERAGE SERVICES
--------------------------------------------------------------------------------

     BROKERAGE SERVICES
     T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

          Brokerage Advantage. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. Brokerage Advantage clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

          Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

          Margin and Options Trading for qualified investors.

          Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

          Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

          Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.

      * $ 19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.
     ** The information provided through these services is prepared by independent investment research companies that are not affiliated with
          T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.

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

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*+
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010

BLENDED ASSET FUNDS
(Continued)

Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
 Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS++

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL
FUNDS

Stock
Emerging Europe &
 Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery+
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+    Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

     [LOGO OF T. ROWE PRICE](R)          T. Rowe Price Investment Services, Inc.
                                         100 East Pratt Street
                                         Baltimore, MD 21202

                                                                F68-050 12/31/02

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